MainStay Defensive ETF Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 96.8%
Equity Funds 23.4%
Health Care Select Sector SPDR Fund	537	$ 71,099
Invesco S&P 500 Low Volatility ETF	3,535	228,043
iShares Core MSCI EAFE ETF	8,319	516,194
iShares Core MSCI Emerging Markets ETF	1,901	93,263
iShares Core S&P Small-Cap ETF	4,533	460,507
iShares Semiconductor ETF (a)	124	50,509
Schwab U.S. Mid-Cap ETF	1,566	108,367
Schwab U.S. Small-Cap ETF	5,961	256,681
SPDR S&P Oil & Gas Exploration & Production ETF (a)	610	83,582
VanEck Gold Miners ETF	5,339	140,255
VanEck Oil Services ETF (a)	351	84,844
Vanguard Mega Cap Value ETF	971	97,712
Vanguard Mid-Cap ETF	928	200,253
Total Equity Funds (Cost $2,413,591)		2,391,309
Fixed Income Funds 73.4%
Invesco Senior Loan ETF (a)	47,544	996,998
iShares 0-5 Year High Yield Corporate Bond ETF (a)	17,912	757,140
iShares 20+ Year Treasury Bond ETF	873	102,516
iShares Broad USD High Yield Corporate Bond ETF (a)	16,550	607,882
iShares Broad USD Investment Grade Corporate Bond ETF (a)	19,126	1,005,071
iShares Core U.S. Aggregate Bond ETF	19,317	2,010,320
Schwab U.S. Aggregate Bond ETF	41,019	2,011,982
Total Fixed Income Funds (Cost $8,074,907)		7,491,909
Total Investment Companies (Cost $10,488,498)		9,883,218
Short-Term Investments 31.9%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	247,780	247,780
Unaffiliated Investment Company 29.5%
Invesco Government & Agency Portfolio, 2.17% (b)(c)	3,012,858	3,012,858
Total Short-Term Investments (Cost $3,260,638)		3,260,638
Total Investments (Cost $13,749,136)	128.7%	13,143,856
Other Assets, Less Liabilities	(28.7)	(2,934,218)
Net Assets	100.0%	$ 10,209,638

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $2,959,501. The Fund received cash collateral with a value of $3,012,858.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 274	$ 1,359	$ (1,385)	$ —	$ —	$ 248	$ —(a)	$ —	248

(a)	Less than $500.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 2,391,309	$ —	$ —	$ 2,391,309
Fixed Income Funds	7,491,909	—	—	7,491,909
Total Investment Companies	9,883,218	—	—	9,883,218
Short-Term Investments
Affiliated Investment Company	247,780	—	—	247,780
Unaffiliated Investment Company	3,012,858	—	—	3,012,858
Total Short-Term Investments	3,260,638	—	—	3,260,638
Total Investments in Securities	$ 13,143,856	$ —	$ —	$ 13,143,856

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 97.6%
Equity Funds 43.9%
Health Care Select Sector SPDR Fund	1,999	$ 264,668
Invesco S&P 500 Low Volatility ETF	12,415	800,892
iShares Core MSCI EAFE ETF	49,297	3,058,879
iShares Core MSCI Emerging Markets ETF	17,498	858,452
iShares Core S&P Small-Cap ETF	17,742	1,802,410
iShares Semiconductor ETF (a)	457	186,150
Schwab U.S. Mid-Cap ETF	10,957	758,224
Schwab U.S. Small-Cap ETF	41,787	1,799,348
SPDR S&P Oil & Gas Exploration & Production ETF (a)	2,065	282,946
VanEck Gold Miners ETF	18,927	497,212
VanEck Oil Services ETF (a)	1,150	277,978
Vanguard Mega Cap ETF	21,358	3,073,416
Vanguard Mega Cap Value ETF	5,266	529,917
Vanguard Mid-Cap ETF	6,549	1,413,209
Total Equity Funds (Cost $15,229,705)		15,603,701
Fixed Income Funds 53.7%
Invesco Senior Loan ETF (a)	124,612	2,613,114
iShares 0-5 Year High Yield Corporate Bond ETF (a)	45,858	1,938,418
iShares 20+ Year Treasury Bond ETF	3,035	356,400
iShares Broad USD High Yield Corporate Bond ETF	53,382	1,960,721
iShares Broad USD Investment Grade Corporate Bond ETF (a)	46,432	2,440,002
iShares Core U.S. Aggregate Bond ETF	46,941	4,885,150
Schwab U.S. Aggregate Bond ETF	99,692	4,889,892
Total Fixed Income Funds (Cost $20,567,768)		19,083,697
Total Investment Companies (Cost $35,797,473)		34,687,398
Short-Term Investments 21.1%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	797,364	797,364
Unaffiliated Investment Companies 18.9%
BlackRock Liquidity FedFund, 1.988% (b)(c)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 2.17% (b)(c)	4,709,955	4,709,955
Total Unaffiliated Investment Companies (Cost $6,709,955)		6,709,955
Total Short-Term Investments (Cost $7,507,319)		7,507,319
Total Investments (Cost $43,304,792)	118.7%	42,194,717
Other Assets, Less Liabilities	(18.7)	(6,659,948)
Net Assets	100.0%	$ 35,534,769

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $7,100,543; the total market value of collateral held by the Fund was $7,270,361. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $560,406. The Fund received cash collateral with a value of $6,709,955.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 919	$ 4,066	$ (4,188)	$ —	$ —	$ 797	$ 1	$ —	797
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 15,603,701	$ —	$ —	$ 15,603,701
Fixed Income Funds	19,083,697	—	—	19,083,697
Total Investment Companies	34,687,398	—	—	34,687,398
Short-Term Investments
Affiliated Investment Company	797,364	—	—	797,364
Unaffiliated Investment Companies	6,709,955	—	—	6,709,955
Total Short-Term Investments	7,507,319	—	—	7,507,319
Total Investments in Securities	$ 42,194,717	$ —	$ —	$ 42,194,717

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 97.7%
Equity Funds 64.1%
Health Care Select Sector SPDR Fund	5,112	$ 676,829
Invesco S&P 500 Low Volatility ETF	32,236	2,079,544
iShares Core MSCI EAFE ETF	189,397	11,752,084
iShares Core MSCI Emerging Markets ETF	63,919	3,135,866
iShares Core S&P Small-Cap ETF	47,134	4,788,343
iShares Semiconductor ETF (a)	1,232	501,831
Schwab U.S. Mid-Cap ETF	52,817	3,654,936
Schwab U.S. Small-Cap ETF	110,221	4,746,116
SPDR S&P Oil & Gas Exploration & Production ETF (a)	5,596	766,764
VanEck Gold Miners ETF	52,581	1,381,303
VanEck Oil Services ETF (a)	3,134	757,550
Vanguard Mega Cap ETF	120,641	17,360,240
Vanguard Mega Cap Value ETF	13,528	1,361,323
Vanguard Mid-Cap ETF	31,445	6,785,517
Total Equity Funds (Cost $58,952,216)		59,748,246
Fixed Income Funds 33.6%
Invesco Senior Loan ETF (a)	215,003	4,508,613
iShares 0-5 Year High Yield Corporate Bond ETF (a)	75,527	3,192,526
iShares 20+ Year Treasury Bond ETF	7,855	922,413
iShares Broad USD High Yield Corporate Bond ETF (a)	125,699	4,616,924
iShares Broad USD Investment Grade Corporate Bond ETF (a)	68,866	3,618,908
iShares Core U.S. Aggregate Bond ETF	69,796	7,263,670
Schwab U.S. Aggregate Bond ETF	148,223	7,270,338
Total Fixed Income Funds (Cost $33,665,006)		31,393,392
Total Investment Companies (Cost $92,617,222)		91,141,638
Short-Term Investments 14.6%
Affiliated Investment Company 2.3%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	2,097,774	2,097,774
Unaffiliated Investment Companies 12.3%
BlackRock Liquidity FedFund, 1.988% (b)(c)	8,000,000	8,000,000
Invesco Government & Agency Portfolio, 2.17% (b)(c)	3,485,120	3,485,120
Total Unaffiliated Investment Companies (Cost $11,485,120)		11,485,120
Total Short-Term Investments (Cost $13,582,894)		13,582,894
Total Investments (Cost $106,200,116)	112.3%	104,724,532
Other Assets, Less Liabilities	(12.3)	(11,469,678)
Net Assets	100.0%	$ 93,254,854

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $11,309,550. The Fund received cash collateral with a value of $11,485,120.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,260	$ 7,872	$ (8,034)	$ —	$ —	$ 2,098	$ 2	$ —	2,098
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 59,748,246	$ —	$ —	$ 59,748,246
Fixed Income Funds	31,393,392	—	—	31,393,392
Total Investment Companies	91,141,638	—	—	91,141,638
Short-Term Investments
Affiliated Investment Company	2,097,774	—	—	2,097,774
Unaffiliated Investment Companies	11,485,120	—	—	11,485,120
Total Short-Term Investments	13,582,894	—	—	13,582,894
Total Investments in Securities	$ 104,724,532	$ —	$ —	$ 104,724,532

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 97.7%
Equity Funds 83.7%
Health Care Select Sector SPDR Fund	3,288	$ 435,331
Invesco S&P 500 Low Volatility ETF	20,733	1,337,486
iShares Core MSCI EAFE ETF	161,079	9,994,952
iShares Core MSCI Emerging Markets ETF	54,476	2,672,593
iShares Core S&P Small-Cap ETF	30,234	3,071,472
iShares Semiconductor ETF (a)	790	321,791
Schwab U.S. Mid-Cap ETF	49,331	3,413,705
Schwab U.S. Small-Cap ETF	141,672	6,100,396
SPDR S&P Oil & Gas Exploration & Production ETF (a)	3,590	491,902
VanEck Gold Miners ETF	34,604	909,047
VanEck Oil Services ETF (a)	2,021	488,516
Vanguard Mega Cap ETF (a)	99,217	14,277,326
Vanguard Mega Cap Value ETF (a)	8,631	868,538
Vanguard Mid-Cap ETF	29,311	6,325,021
Total Equity Funds (Cost $50,741,444)		50,708,076
Fixed Income Funds 14.0%
Invesco Senior Loan ETF (a)	142,356	2,985,205
iShares 0-5 Year High Yield Corporate Bond ETF (a)	46,036	1,945,942
iShares 20+ Year Treasury Bond ETF	4,922	577,990
iShares Broad USD High Yield Corporate Bond ETF (a)	81,609	2,997,499
Total Fixed Income Funds (Cost $8,985,890)		8,506,636
Total Investment Companies (Cost $59,727,334)		59,214,712
Short-Term Investments 13.4%
Affiliated Investment Company 2.3%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	1,430,344	1,430,344
Unaffiliated Investment Companies 11.1%
BlackRock Liquidity FedFund, 1.988% (b)(c)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 2.17% (b)(c)	1,725,992	1,725,992
Total Unaffiliated Investment Companies (Cost $6,725,992)		6,725,992
Total Short-Term Investments (Cost $8,156,336)		8,156,336
Total Investments (Cost $67,883,670)	111.1%	67,371,048
Other Assets, Less Liabilities	(11.1)	(6,749,893)
Net Assets	100.0%	$ 60,621,155

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $6,594,686; the total market value of collateral held by the Fund was $6,740,645. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,653. The Fund received cash collateral with a value of $6,725,992.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,514	$ 5,975	$ (6,059)	$ —	$ —	$ 1,430	$ 2	$ —	1,430
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 50,708,076	$ —	$ —	$ 50,708,076
Fixed Income Funds	8,506,636	—	—	8,506,636
Total Investment Companies	59,214,712	—	—	59,214,712
Short-Term Investments
Affiliated Investment Company	1,430,344	—	—	1,430,344
Unaffiliated Investment Companies	6,725,992	—	—	6,725,992
Total Short-Term Investments	8,156,336	—	—	8,156,336
Total Investments in Securities	$ 67,371,048	$ —	$ —	$ 67,371,048

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 99.4%
Equity Funds 99.4%
Health Care Select Sector SPDR Fund	2,424	$ 320,938
Invesco S&P 500 Low Volatility ETF	15,378	992,035
iShares Core MSCI EAFE ETF	144,411	8,960,702
iShares Core MSCI Emerging Markets ETF	53,458	2,622,649
iShares Core S&P Small-Cap ETF	13,345	1,355,718
iShares Semiconductor ETF (a)	581	236,659
Schwab U.S. Mid-Cap ETF	36,237	2,507,600
Schwab U.S. Small-Cap ETF	156,254	6,728,297
SPDR S&P Oil & Gas Exploration & Production ETF (a)	2,641	361,870
VanEck Gold Miners ETF	3,852	101,192
VanEck Oil Services ETF (a)	1,429	345,418
Vanguard Mega Cap ETF	103,277	14,861,560
Vanguard Mega Cap Value ETF	6,463	650,372
Vanguard Mid-Cap ETF	21,678	4,677,896
Total Investment Companies (Cost $45,759,587)		44,722,906
Short-Term Investments 2.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	231,332	231,332
Unaffiliated Investment Company 2.0%
Invesco Government & Agency Portfolio, 2.17% (b)(c)	868,756	868,756
Total Short-Term Investments (Cost $1,100,088)		1,100,088
Total Investments (Cost $46,859,675)	101.9%	45,822,994
Other Assets, Less Liabilities	(1.9)	(849,726)
Net Assets	100.0%	$ 44,973,268

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $850,972. The Fund received cash collateral with a value of $868,756.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 342	$ 2,483	$ (2,594)	$ —	$ —	$ 231	$ —(a)	$ —	231

(a)	Less than $500.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 44,722,906	$ —	$ —	$ 44,722,906
Short-Term Investments
Affiliated Investment Company	231,332	—	—	231,332
Unaffiliated Investment Company	868,756	—	—	868,756
Total Short-Term Investments	1,100,088	—	—	1,100,088
Total Investments in Securities	$ 45,822,994	$ —	$ —	$ 45,822,994

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay ESG Multi-Asset Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Company 4.5%
Equity Fund 4.5%
IQ Candriam ESG U.S. Equity ETF	13,831	$ 494,320
Total Affiliated Investment Company (Cost $482,128)		494,320
Unaffiliated Investment Companies 92.1%
Equity Funds 76.2%
iShares ESG Advanced MSCI EAFE ETF	2,425	133,714
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	13,849	338,331
iShares ESG Aware MSCI EM ETF	8,395	268,640
iShares ESG Aware MSCI USA Small-Cap ETF	10,997	382,696
iShares ESG Aware US Aggregate Bond ETF	8,313	416,897
iShares ESG Screened S&P 500 ETF	35,751	1,111,856
iShares MSCI USA ESG Select ETF	748	66,176
iShares Trust iShares ESG Advanced High Yield	20,438	944,031
iShares Trust iShares ESG Aware MSCI EAFE ETF	16,651	1,102,463
Nuveen ESG High Yield Corporate Bond ETF	12,135	262,480
Nuveen ESG International Devel	5,502	145,198
Nuveen ESG Large-Cap Value ETF	16,849	592,074
Nuveen ESG Mid-Cap Growth ETF	11,572	444,018
Nuveen ESG Mid-Cap Value ETF	23,174	771,601
Nuveen ESG Small-Cap ETF	20,298	738,035
SPDR S&P 500 ESG ETF	12,039	475,291
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	3,584	96,408
Total Equity Funds (Cost $8,935,936)		8,289,909
Fixed Income Funds 15.9%
iShares ESG Advanced Total USD Bond Market ETF	28,919	1,301,066
Vanguard ESG U.S. Corporate Bond ETF	6,578	427,957
Total Fixed Income Funds (Cost $1,724,287)		1,729,023
Total Unaffiliated Investment Companies (Cost $10,660,223)		10,018,932
Short-Term Investment 3.2%
Affiliated Investment Company 3.2%
MainStay U.S. Government Liquidity Fund, 1.544% (a)	349,659	349,659
Total Short-Term Investment (Cost $349,659)	3.2%	349,659
Total Investments (Cost $11,492,010)	99.8%	10,862,911
Other Assets, Less Liabilities	0.2	20,714
Net Assets	100.0%	$ 10,883,625

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of July 31, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Candriam ESG International Equity ETF	$ 152	$ —	$ (147)	$ (19)	$ 14	$ —	$ —	$ —	—
IQ Candriam ESG U.S. Equity ETF	73	404	—	—	17	494	1	—	14
MainStay U.S. Government Liquidity Fund	362	1,784	(1,796)	—	—	350	1	—	350
	$587	$2,188	$(1,943)	$(19)	$31	$844	$2	$—
Abbreviation(s):
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Company
Equity Fund	$ 494,320	$ —	$ —	$ 494,320
Unaffiliated Investment Companies
Equity Funds	8,289,909	—	—	8,289,909
Fixed Income Funds	1,729,023	—	—	1,729,023
Total Unaffiliated Investment Companies	10,018,932	—	—	10,018,932
Short-Term Investment
Affiliated Investment Company	349,659	—	—	349,659
Total Investments in Securities	$ 10,862,911	$ —	$ —	$ 10,862,911

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay CBRE Global Infrastructure Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.2%
Australia 10.4%
Atlas Arteria Ltd. (Transportation)	12,964,635	$ 70,490,427
Aurizon Holdings Ltd. (Transportation)	5,780,484	16,287,509
NEXTDC Ltd. (Communications) (a)	3,340,908	27,662,705
Transurban Group (Transportation)	8,784,855	89,301,284
		203,741,925
Canada 5.3%
Canadian National Railway Co. (Transportation)	360,819	45,711,348
Enbridge, Inc. (Midstream / Pipelines)	678,400	30,467,209
Pembina Pipeline Corp. (Midstream / Pipelines)	726,400	27,733,158
		103,911,715
China 2.1%
China Resources Gas Group Ltd. (Utilities)	3,943,200	16,597,568
ENN Energy Holdings Ltd. (Utilities)	597,400	9,779,014
Guangdong Investment Ltd. (Utilities)	14,180,253	13,844,162
		40,220,744
France 5.3%
Eiffage SA (Transportation)	472,143	44,305,078
Vinci SA (Transportation)	625,216	60,001,773
		104,306,851
Germany 0.1%
Fraport AG Frankfurt Airport Services Worldwide (Transportation) (a)	49,353	2,245,659
Italy 3.2%
Enel SpA (Utilities)	5,177,233	26,160,357
Infrastrutture Wireless Italiane SpA (Communications)	1,775,667	18,641,371
Terna - Rete Elettrica Nazionale (Utilities)	2,263,623	17,357,627
		62,159,355
Japan 1.4%
Central Japan Railway Co. (Transportation)	91,309	10,711,809
West Japan Railway Co. (Transportation)	431,200	15,832,881
		26,544,690
Mexico 0.0% ‡
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	23,800	322,696
New Zealand 0.9%
Infratil Ltd. (Diversified)	3,387,325	17,881,257
Portugal 2.0%
EDP - Energias de Portugal SA (Utilities)	7,579,071	38,246,455
Spain 6.6%
Aena SME SA (Transportation) (a)	326,711	41,316,041

	Shares	Value
Common Stocks
Spain
Cellnex Telecom SA (Communications)	1,640,954	$ 73,449,200
Ferrovial SA (Transportation)	538,965	14,433,308
		129,198,549
United Kingdom 3.9%
National Grid plc (Utilities)	4,298,946	59,344,619
Pennon Group plc (Utilities)	1,338,513	16,404,367
		75,748,986
United States 57.0%
AES Corp. (The) (Utilities)	2,639,056	58,639,824
Ameren Corp. (Utilities)	654,300	60,928,416
American Electric Power Co., Inc. (Utilities)	912,500	89,936,000
American Tower Corp. (Communications)	193,343	52,363,085
Cheniere Energy, Inc. (Midstream / Pipelines)	565,537	84,593,024
CMS Energy Corp. (Utilities)	725,610	49,871,175
Constellation Energy Corp. (Utilities)	268,919	17,775,546
Crown Castle International Corp. (Communications)	328,679	59,379,148
Dominion Energy, Inc. (Utilities)	568,600	46,613,828
Equinix, Inc. (Communications)	36,634	25,780,811
Essential Utilities, Inc. (Utilities)	367,100	19,067,174
Exelon Corp. (Utilities)	549,916	25,565,595
FirstEnergy Corp. (Utilities)	650,600	26,739,660
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	5,055	32,959
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	27,942	182,182
NextEra Energy, Inc. (Utilities)	1,221,580	103,211,294
NiSource, Inc. (Utilities)	743,900	22,614,560
OGE Energy Corp. (Utilities)	574,600	23,604,568
ONEOK, Inc. (Midstream / Pipelines)	282,300	16,864,602
PPL Corp. (Utilities)	654,900	19,044,492
Public Service Enterprise Group, Inc. (Utilities)	579,600	38,062,332
Sempra Energy (Utilities)	266,500	44,185,700
Southwest Gas Holdings, Inc. (Utilities)	211,300	18,374,648
Targa Resources Corp. (Midstream / Pipelines)	581,600	40,194,376
Union Pacific Corp. (Transportation)	201,984	45,910,963
WEC Energy Group, Inc. (Utilities)	641,700	66,614,877
Williams Cos., Inc. (The) (Midstream / Pipelines)	916,400	31,240,076
Xcel Energy, Inc. (Utilities)	330,400	24,178,672
		1,111,569,587
Total Common Stocks (Cost $1,816,892,755)		1,916,098,469

	Shares	Value
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
United States 1.4%
MainStay U.S. Government Liquidity Fund, 1.544% (e)	26,692,049	$ 26,692,049
Total Short-Term Investment (Cost $26,692,049)		26,692,049
Total Investments (Cost $1,843,584,804)	99.6%	1,942,790,518
Other Assets, Less Liabilities	0.4	8,434,702
Net Assets	100.0%	$ 1,951,225,220

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2022, the total market value was $215,141, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $215,141, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 57,455	$ 118,598	$ (149,361)	$ —	$ —	$ 26,692	$ 59	$ —	26,692

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 203,741,925	$ —	$ 203,741,925
China	—	40,220,744	—	40,220,744
France	—	104,306,851	—	104,306,851
Germany	—	2,245,659	—	2,245,659
Italy	—	62,159,355	—	62,159,355
Japan	—	26,544,690	—	26,544,690
New Zealand	—	17,881,257	—	17,881,257
Portugal	—	38,246,455	—	38,246,455
Spain	—	129,198,549	—	129,198,549
United Kingdom	—	75,748,986	—	75,748,986
All Other Countries	1,215,588,857	—	215,141	1,215,803,998
Total Common Stocks	1,215,588,857	700,294,471	215,141	1,916,098,469
Short-Term Investment
Affiliated Investment Company	26,692,049	—	—	26,692,049
Total Investments in Securities	$ 1,242,280,906	$ 700,294,471	$ 215,141	$ 1,942,790,518

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.5%
Community Shopping Centers 0.6%
Retail Opportunity Investments Corp.	156,500	$ 2,732,490
Enclosed Mall 3.8%
Simon Property Group, Inc.	148,624	16,146,511
Healthcare Facilities 8.4%
Alexandria Real Estate Equities, Inc.	87,863	14,565,928
Healthcare Realty Trust, Inc.	322,991	8,478,514
Ventas, Inc.	158,715	8,535,692
Welltower, Inc.	42,308	3,652,873
		35,233,007
Hotels 4.8%
DiamondRock Hospitality Co. (a)	289,600	2,687,488
Park Hotels & Resorts, Inc.	382,200	5,958,498
Pebblebrook Hotel Trust	133,891	2,618,908
Sunstone Hotel Investors, Inc. (a)	395,000	4,475,350
Xenia Hotels & Resorts, Inc. (a)	259,200	4,256,064
		19,996,308
Industrial Properties 13.0%
First Industrial Realty Trust, Inc.	94,300	4,898,885
Prologis, Inc.	284,148	37,666,659
Rexford Industrial Realty, Inc.	186,800	12,218,588
		54,784,132
Net Lease Properties 10.9%
Four Corners Property Trust, Inc.	142,000	4,150,660
Realty Income Corp.	227,010	16,796,470
Spirit Realty Capital, Inc.	158,573	7,031,127
STAG Industrial, Inc.	212,203	6,956,014
STORE Capital Corp.	198,931	5,772,978
VICI Properties, Inc.	146,015	4,992,253
		45,699,502
Office Buildings 2.8%
Hudson Pacific Properties, Inc.	276,670	4,161,117
Paramount Group, Inc.	216,800	1,701,880
Piedmont Office Realty Trust, Inc., Class A	429,475	5,909,576
		11,772,573
Residential 19.7%
Apartment Income REIT Corp.	142,370	6,455,056
AvalonBay Communities, Inc.	54,983	11,763,063
Camden Property Trust	72,256	10,195,321
Essex Property Trust, Inc.	34,147	9,784,140
Independence Realty Trust, Inc.	205,300	4,557,660
Invitation Homes, Inc.	358,921	14,008,687

	Shares	Value
Common Stocks
Residential
NexPoint Residential Trust, Inc.	55,418	$ 3,687,514
Sun Communities, Inc.	104,366	17,111,849
Tricon Residential, Inc. (b)	487,114	5,299,800
		82,863,090
Self Storage Property 11.3%
CubeSmart	405,837	18,615,743
Extra Space Storage, Inc.	94,069	17,827,957
Life Storage, Inc.	88,791	11,177,899
		47,621,599
Technology Datacenters 8.5%
Digital Realty Trust, Inc.	36,600	4,847,670
Equinix, Inc.	43,960	30,936,411
		35,784,081
Technology Towers 14.7%
American Tower Corp.	93,645	25,361,875
Crown Castle International Corp.	201,874	36,470,557
		61,832,432
Timber 1.0%
Weyerhaeuser Co.	114,253	4,149,669
Total Common Stocks (Cost $373,046,510)		418,615,394
Short-Term Investments 0.5%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 1.544% (c)	1,775,965	1,775,965
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 2.17% (c)(d)	190,060	190,060
Total Short-Term Investments (Cost $1,966,025)		1,966,025
Total Investments (Cost $375,012,535)	100.0%	420,581,419
Other Assets, Less Liabilities	(0.0)‡	(9,923)
Net Assets	100.0%	$ 420,571,496

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $187,136. The Fund received cash collateral with a value of $190,060.
(c)	Current yield as of July 31, 2022.

(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,238	$ 23,427	$ (23,889)	$ —	$ —	$ 1,776	$ 3	$ —	1,776
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 418,615,394	$ —	$ —	$ 418,615,394
Short-Term Investments
Affiliated Investment Company	1,775,965	—	—	1,775,965
Unaffiliated Investment Company	190,060	—	—	190,060
Total Short-Term Investments	1,966,025	—	—	1,966,025
Total Investments in Securities	$ 420,581,419	$ —	$ —	$ 420,581,419

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Strategic Municipal Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 91.1%
Long-Term Municipal Bonds 89.8%
Alabama 3.5%
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.00%, due 3/1/37	$ 675,000	$ 723,334
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28	205,000	159,403
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	2,600,000	2,629,188
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,500,000	1,607,416
		5,119,341
Alaska 0.2%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/28	250,000	263,056
Arizona 1.7%
Arizona Industrial Development Authority, Ball Charter Schools Projet, Revenue Bonds
2.65%, due 7/1/26	90,000	88,114
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
5.00%, due 11/1/23	250,000	259,611
5.00%, due 11/1/25	340,000	369,642
City of Mesa AZ, Utility System, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,228,281
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	609,906
		2,555,554
California 7.0%
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/30	250,000	279,649
California Municipal Finance Authority, UCR North District Phase I Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/26	500,000	539,871
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (b)	250,000	237,137
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (b)	500,000	514,347
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (b)	240,000	211,624

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/26	$ 260,000	$ 265,364
California Statewide Communities Development Authority, CHF-Irvine LLC, Revenue Bonds
Insured: BAM
4.00%, due 5/15/36	290,000	299,994
City of Long Beach CA, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/26	250,000	277,433
Series B, Insured: AGM
5.00%, due 6/1/28	250,000	286,388
Series A, Insured: AGM
5.00%, due 6/1/31	250,000	296,308
Series B, Insured: AGM
5.00%, due 6/1/31	150,000	177,785
City of Los Angeles CA, Department of Airports, Revenue Bonds
5.00%, due 5/15/32 (c)	650,000	729,344
City of San Mateo CA, Community Facilities District No. 2008-1, Special Tax
Insured: BAM
5.25%, due 9/1/35	1,000,000	1,157,661
City of Vernon CA, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/27	250,000	276,212
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
5.00%, due 8/1/36	750,000	868,151
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	111,735
County of Los Angeles CA Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	110,592
5.00%, due 9/1/30	175,000	196,674
5.00%, due 9/1/32	175,000	195,587
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	578,851
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/40	1,000,000	1,025,239
Merced City School District, Election 2014, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/46	100,000	101,809
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/36	360,000	413,647
Riverside County Community Facilities District, No. 07-2, Special Tax
Insured: AGM
4.00%, due 9/1/40	200,000	205,052

	Principal Amount	Value
Long-Term Municipal Bonds
California
Roseville Joint Union High School District, School Financing Project, Certificate of Participation
Insured: BAM
2.125%, due 6/1/35	$ 425,000	$ 360,688
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 3/1/36	440,000	470,218
		10,187,360
Colorado 1.9%
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
4.00%, due 8/1/23	50,000	50,797
Insured: Moral Obligation State Intercept
4.00%, due 8/1/24	50,000	51,333
Colorado Educational & Cultural Facilities Authority, New Vision Charter School, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 6/1/25	460,000	479,320
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project, Revenue Bonds
4.00%, due 5/1/27	70,000	70,947
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	239,227
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
4.00%, due 8/1/49	250,000	242,797
Series A-2
5.00%, due 8/1/33	90,000	98,111
Series A-1
5.00%, due 8/1/35	180,000	195,147
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/36	500,000	533,029
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (b)	200,000	210,772
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	586,688
		2,758,168
Florida 6.6%
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	87,818
City of Palmetto FL, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	160,000	163,350
Series A
5.00%, due 6/1/32	100,000	105,692

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Pompano Beach FL, John Knox Village Projet, Revenue Bonds
Series B-2
1.45%, due 1/1/27	$ 250,000	$ 228,434
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (b)	160,000	154,342
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/31	350,000	380,937
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	549,098
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/37	500,000	523,521
Florida Municipal Power Agency, Revenue Bonds
Series A
3.00%, due 10/1/33	100,000	99,341
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/28	700,000	804,702
Series A, Insured: AGM
5.00%, due 10/1/30	350,000	411,375
Series A, Insured: AGM
5.00%, due 10/1/32	150,000	178,374
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	381,984
Series A, Insured: AGM
5.00%, due 10/1/35	500,000	585,463
Series A, Insured: AGM
5.00%, due 10/1/36	475,000	554,251
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	290,000	288,362
Series A-2
3.10%, due 5/1/24	185,000	183,955
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
4.00%, due 10/1/39	640,000	652,483
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	100,844
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	200,000	201,638
Laurel Road Community Development District, Special Assessment
Series A2
3.125%, due 5/1/31	235,000	208,536

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
Series B
4.00%, due 11/15/46	$ 600,000	$ 590,713
Palm Coast Park Community Development District, Spring Lake Tracts 2 and 3, Special Assessment
2.40%, due 5/1/26	100,000	92,974
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	400,000	404,543
Pinellas County Industrial Development Authority, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project, Revenue Bonds
5.00%, due 7/1/29	500,000	522,798
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	170,000	161,706
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	88,554
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	84,268
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	181,850
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	258,005
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	40,000	37,574
Watergrass Community Development District II, Special Assessment
2.50%, due 5/1/31	100,000	85,093
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	135,000	124,054
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	100,905
		9,577,537
Georgia 2.3%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (b)	500,000	471,776
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series C
5.00%, due 7/1/40	1,350,000	1,511,053
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	837,286
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.00%, due 1/1/38	500,000	535,563
		3,355,678

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 1.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	$ 500,000	$ 516,058
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	385,000	387,137
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	389,024
Series D
5.00%, due 11/15/27	365,000	392,248
		1,684,467
Hawaii 0.1%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	81,404
Idaho 0.5%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	387,068
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, due 7/15/33	250,000	292,599
		679,667
Illinois 10.6%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/25	500,000	454,320
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/34	500,000	535,467
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/34	250,000	267,630
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	506,283
Series B
5.00%, due 1/1/24	500,000	520,185
City of Chicago IL, Wastewater Transmission, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/24	530,000	513,235
City of Chicago IL, Unlimited General Obligation
Series A
5.00%, due 1/1/33	920,000	982,409
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/29	1,000,000	1,169,093

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
County of Cook IL, Unlimited General Obligation
Series A
5.00%, due 11/15/28	$ 235,000	$ 268,859
Illinois Finance Authority, Washington and Jane Smith Home (The), Revenue Bonds
4.00%, due 10/15/22	160,000	160,131
4.00%, due 10/15/23	205,000	205,828
4.00%, due 10/15/24	215,000	215,665
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (b)	250,000	237,635
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	750,000	762,113
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/33	250,000	288,095
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,537,333
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/23	265,000	267,641
La Salle County Community Unit School District No. 2 Serena, Revenue Bonds
2.25%, due 12/1/23	1,000,000	1,000,033
Lake County Consolidated High School District No. 120 Mundelein, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	962,929
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/24	250,000	250,141
Peoria County Community Unit School District No. 323, Unlimited General Obligation
4.00%, due 4/1/28	250,000	273,235
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 7/1/24	160,000	171,210
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/30	500,000	576,159
Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 12/1/34	250,000	287,412
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/33	525,000	561,176
State of Illinois, Unlimited General Obligation
Series A
5.00%, due 12/1/25	250,000	269,738
Series A
5.00%, due 12/1/26	500,000	546,378
5.50%, due 5/1/39	500,000	557,982

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Mundelein IL, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/39	$ 250,000	$ 258,174
Winnebago-Boone Etc Counties Community College District No. 511, Rock Valley College, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 1/1/27	700,000	784,528
		15,391,017
Indiana 3.6%
City of Bloomington IN, Waterworks, Revenue Bonds
Insured: BAM
5.00%, due 7/1/30	225,000	264,082
Insured: BAM
5.00%, due 7/1/31	250,000	290,886
Insured: BAM
5.00%, due 7/1/32	300,000	346,416
Insured: BAM
5.00%, due 7/1/33	250,000	286,334
Insured: BAM
5.00%, due 7/1/36	1,495,000	1,697,869
Elkhart County Building Corp., Revenue Bonds
Insured: BAM State Intercept
4.00%, due 12/1/32	500,000	549,300
Evansville Waterworks District, Revenue Bonds
Series A, Insured: BAM
5.00%, due 1/1/36	500,000	579,670
Series A, Insured: BAM
5.00%, due 7/1/38	575,000	658,449
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series A
1.40%, due 8/1/29 (a)	250,000	222,834
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, Second Lien
Insured: BAM
4.00%, due 10/1/40	250,000	255,595
Indiana Finance Authority, Revenue Bonds, Second Lien
Insured: BAM
5.00%, due 10/1/35	100,000	118,000
		5,269,435
Iowa 0.8%
Jesup Community School District, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/29	535,000	583,357
Insured: AGM
4.00%, due 6/1/30	560,000	605,093
		1,188,450

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas 2.5%
City of Dodge KS, Unlimited General Obligation (d)
Series A, Insured: AGM
5.00%, due 9/1/29	$ 385,000	$ 450,144
Series A, Insured: AGM
5.00%, due 9/1/30	400,000	473,676
Series A, Insured: AGM
5.00%, due 9/1/32	305,000	357,484
Johnson County Unified School District No. 233 Olathe, Unlimited General Obligation
Series A
4.00%, due 9/1/36	1,685,000	1,797,207
Wyandotte County Unified School District No. 500, Kansas City, Unlimited General Obligation
Series A
4.125%, due 9/1/37	575,000	624,454
		3,702,965
Louisiana 0.5%
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/39	260,000	268,449
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
4.00%, due 10/1/41	475,000	461,694
		730,143
Maryland 1.3%
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
4.00%, due 7/1/34	500,000	518,333
Maryland Community Development Administration, Revenue Bonds
Series A
5.00%, due 9/1/42	1,000,000	1,064,490
State of Maryland, Unlimited General Obligation
Series A
5.00%, due 3/15/32	225,000	268,665
		1,851,488
Michigan 3.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	260,831
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/23	250,000	255,392
County of Genesee MI, Limited General Obligation
Insured: AGM
5.00%, due 6/1/25	170,000	183,992
Insured: AGM
5.00%, due 6/1/27	355,000	400,483
Insured: AGM
5.00%, due 6/1/29	180,000	207,770

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
4.00%, due 2/1/27	$ 185,000	$ 188,432
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	511,112
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
5.00%, due 4/15/29	1,000,000	1,166,463
Michigan Finance Authority, Public Lighting Authority Local Project, Revenue Bonds
5.00%, due 7/1/31	100,000	103,160
Michigan Mathematics & Science Initiative, Revenue Bonds
4.00%, due 1/1/31	145,000	142,152
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	782,372
Summit Academy North, Michigan Public School Academy, Revenue Bonds
2.25%, due 11/1/26	250,000	232,595
Wayne-Westland Community Schools, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 11/1/38	500,000	519,574
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	500,000	522,949
		5,477,277
Minnesota 1.1%
City of Independence MN, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	249,338
Minneapolis Special School District No. 1, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
5.00%, due 2/1/28	460,000	531,369
Minneapolis Special School District No. 1, Long Term Facilities Maintenance, Unlimited General Obligation
Series B, Insured: SD CRED PROG
5.00%, due 2/1/31	750,000	854,086
		1,634,793
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
5.00%, due 1/1/34	810,000	889,932
Missouri 2.6%
City of Kansas City MO, Main Streetcar Extension Project, Revenue Bonds
Series C
5.00%, due 9/1/25	1,000,000	1,089,751
City of St. Louis MO, Airport, Revenue Bonds
5.00%, due 7/1/36 (c)	725,000	786,789

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
St. Louis School District, Unlimited General Obligation
Insured: BAM
4.00%, due 4/1/23	$ 750,000	$ 761,228
Wright City R-II School District, Unlimited General Obligation
Insured: AGM
6.00%, due 3/1/28	200,000	239,378
Insured: AGM
6.00%, due 3/1/30	350,000	434,329
Insured: AGM
6.00%, due 3/1/32	415,000	532,150
		3,843,625
Montana 0.4%
County of Gallatin MT, Bozeman Fiber Project, Revenue Bonds (b)
Series A
4.00%, due 10/15/32	300,000	280,651
Series A
4.00%, due 10/15/36	300,000	268,966
Fergus County School District No. 1, Unlimited General Obligation
Insured: BAM
4.00%, due 7/1/36	100,000	108,819
		658,436
Nebraska 1.3%
Ashland-Greenwood Public Schools, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/33	735,000	816,689
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (a)	900,000	928,219
Southeast Community College Area, Revenue Bonds
Insured: AGM
4.00%, due 3/15/42	200,000	203,506
		1,948,414
Nevada 0.4%
City of Las Vegas NV, Special Improvement District No. 816, Special Assessment
2.00%, due 6/1/24	150,000	144,624
Henderson Local Improvement Districts, Special Assessment
2.00%, due 9/1/25	175,000	163,424
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43	250,000	275,223
		583,271
New Hampshire 0.4%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (c)	500,000	523,946

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 2.6%
Atlantic County Improvement Authority (The), Stockton University-Atlantic City Campus Phase II Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/35	$ 200,000	$ 230,327
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds
4.00%, due 7/15/30 (b)	250,000	254,011
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	2,000,000	2,034,478
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/32	250,000	248,279
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/26	1,000,000	1,080,161
		3,847,256
New Mexico 1.0%
Albuquerque Metropolitan Arroyo Flood Control Authority, Unlimited General Obligation
4.00%, due 8/1/31	600,000	659,551
New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Revenue Bonds
Series C
2.25%, due 7/1/23	750,000	747,368
		1,406,919
New York 5.9%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	360,000	354,696
City of Yonkers NY, Limited General Obligation
Series B, Insured: BAM State Aid Withholding
5.00%, due 10/15/23	300,000	311,549
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/44	540,000	546,459
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A1
5.00%, due 11/15/29	500,000	534,842
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/38	250,000	253,133
Series C
5.00%, due 11/15/42	500,000	505,940
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
4.00%, due 12/1/36	375,000	372,062
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series AA-1
5.00%, due 6/15/48	305,000	341,683
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
5.00%, due 2/1/43	750,000	814,373

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	$ 500,000	$ 475,729
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	370,000	306,238
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
4.00%, due 2/15/43	250,000	252,952
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	225,168
Series A
4.00%, due 3/15/37	250,000	259,811
New York State Thruway Authority, Revenue Bonds
Series L
5.00%, due 1/1/32	250,000	281,400
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/36	750,000	855,210
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/27	500,000	553,849
Port Authority of New York & New Jersey, Revenue Bonds
Series 217
4.00%, due 11/1/41	500,000	509,656
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.00%, due 7/1/32	500,000	587,733
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (a)	250,000	243,174
		8,585,657
North Carolina 1.6%
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/30 (c)	1,500,000	1,703,011
North Carolina Medical Care Commission, Lutheran Services for the Aging, Revenue Bonds
Series A
3.00%, due 3/1/23	150,000	149,323
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	500,000	521,813
		2,374,147
North Dakota 0.2%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
4.00%, due 12/1/38	250,000	246,688

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio 0.5%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, Revenue Bonds
Series A
5.00%, due 11/15/30	$ 100,000	$ 116,958
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
2.875%, due 2/1/26	250,000	244,433
Ohio Higher Educational Facility Commission, University Circle, Inc. Project, Revenue Bonds, Senior Lien
5.00%, due 1/15/34	150,000	159,978
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series E
5.00%, due 1/15/35	250,000	274,403
		795,772
Pennsylvania 2.9%
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	317,546
5.00%, due 7/1/35	300,000	315,529
City of Philadelphia PA, Airport, Revenue Bonds
Series A
4.00%, due 7/1/35	500,000	513,847
City of Philadelphia PA, Unlimited General Obligation
Series A
5.00%, due 5/1/34	1,000,000	1,147,300
Dauphin County General Authority, Harrisburg University of Science & Technology, Revenue Bonds
4.25%, due 10/15/26 (b)	100,000	100,263
Forest Hills School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 8/15/22	250,000	250,310
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	280,671
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/37	100,000	95,025
North Pocono School District, Regional Wastewater, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
4.00%, due 9/15/32	500,000	538,527
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/42	250,000	249,452
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (b)	435,000	448,804
		4,257,274
Puerto Rico 1.3%
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/24	6,953	6,470
Series A-1
(zero coupon), due 7/1/33	26,797	15,970

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	$ 20,823	$ 19,984
Series A-1
4.00%, due 7/1/35	18,717	17,719
Series A-1
4.00%, due 7/1/37	216,064	202,399
Series A-1
4.00%, due 7/1/41	21,841	20,119
Series A-1
4.00%, due 7/1/46	22,715	20,536
Series A-1
5.375%, due 7/1/25	123,191	129,115
Series A-1
5.625%, due 7/1/27	242,981	263,585
Series A-1
5.625%, due 7/1/29	22,608	25,023
Series A-1
5.75%, due 7/1/31	21,959	24,693
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	103,450	55,346
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/37 (b)	500,000	520,204
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	50,000	49,626
Series A-1
4.50%, due 7/1/34	500,000	507,033
		1,877,822
Rhode Island 0.9%
Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/38	565,000	631,109
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series 77A
5.00%, due 4/1/27	555,000	619,031
		1,250,140
South Carolina 0.4%
City of Newberry SC, Revenue Bonds
Series A, Insured: AGM
4.00%, due 9/1/26	320,000	345,045
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/37	250,000	252,304
		597,349

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota 0.4%
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	$ 575,000	$ 616,585
Tennessee 1.6%
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	1,760,000	1,806,916
Series B
5.625%, due 9/1/26	500,000	550,992
		2,357,908
Texas 10.2%
Arlington Higher Education Finance Corp., Wayside Schools, Revenue Bonds
Series A
5.00%, due 8/15/23	50,000	50,786
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,036,602
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/30 (d)	440,000	491,293
City of Georgetown TX, Utility System, Revenue Bonds
Insured: AGM
5.00%, due 8/15/28	1,035,000	1,185,051
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	415,974
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/34	250,000	260,892
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series T, Insured: PSF-GTD
4.00%, due 8/15/34	150,000	162,199
Series T, Insured: PSF-GTD
4.00%, due 8/15/38	200,000	210,261
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	251,720
Greater Texoma Utility Authority, City of Sherman Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/34	1,190,000	1,390,144
Insured: AGM
5.00%, due 10/1/35	700,000	814,298
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/40	250,000	225,502
Harris County Municipal Utility District No. 319, Unlimited General Obligation
Insured: AGM
5.50%, due 9/1/26	380,000	427,680

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	$ 1,000,000	$ 1,008,954
Hutto Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/1/25	250,000	273,574
Insured: PSF-GTD
5.00%, due 8/1/30	245,000	291,333
Laredo Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/1/28	500,000	581,875
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 8/15/36	250,000	267,051
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/39	290,000	306,416
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (b)
4.00%, due 8/15/22	165,000	165,026
4.00%, due 8/15/24	240,000	240,416
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	1,100,000	1,107,860
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/25	235,000	252,322
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 7/1/52	650,000	660,606
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	250,000	252,215
5.00%, due 12/15/23	250,000	257,396
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Revenue Bonds, Senior Lien
4.00%, due 6/30/32	500,000	512,718
Texas Water Development Board, State Revolving Fund, Revenue Bonds
5.00%, due 8/1/41	1,500,000	1,738,615
		14,838,779
U.S. Virgin Islands 0.7%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	903,826
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	101,068
		1,004,894

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 2.6%
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/29	$ 500,000	$ 590,257
Series A
5.00%, due 7/1/30	375,000	449,040
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (b)	500,000	451,510
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/30	100,000	108,758
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/40	250,000	253,321
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/25	135,000	144,661
Insured: UT CSCE
5.00%, due 4/15/28	200,000	225,880
Insured: UT CSCE
5.00%, due 4/15/29	185,000	211,471
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
4.00%, due 10/15/38	260,000	270,437
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/27	250,000	267,312
Series A
5.00%, due 10/15/28	460,000	487,594
Utah Transit Authority, Revenue Bonds
Series C, Insured: AGM
5.25%, due 6/15/27	300,000	344,088
		3,804,329
Washington 1.2%
Lewis County School District No. 226 Adna, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 12/1/28	390,000	414,078
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
4.00%, due 7/1/37	1,070,000	1,068,905
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (b)	250,000	232,468
		1,715,451
Wisconsin 0.8%
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (b)	215,000	212,849

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/42 (b)	$ 260,000	$ 228,975
Village of Mount Pleasant, Revenue Bonds
Series A, Insured: BAM
3.00%, due 3/1/27	250,000	253,734
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds
Insured: AGM
5.00%, due 2/15/32	400,000	456,427
		1,151,985
Wyoming 0.2%
University of Wyoming, Revenue Bonds
Series C, Insured: AGM
4.00%, due 6/1/42	250,000	254,960
Total Long-Term Municipal Bonds (Cost $132,724,541)		130,939,339
Short-Term Municipal Notes 1.3%
Alabama 0.5%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
1.68%, due 10/1/52 (e)	700,000	666,749
California 0.4%
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
1.47%, due 7/1/37 (e)	500,000	498,458
Washington 0.4%
County of King WA, Sewer, Revenue Bonds, Junior Lien
Series A
1.56%, due 1/1/40 (e)	655,000	641,978
Total Short-Term Municipal Notes (Cost $1,855,000)		1,807,185
Total Investments (Cost $134,579,541)	91.1%	132,746,524
Other Assets, Less Liabilities	8.9	13,043,270
Net Assets	100.0%	$ 145,789,794

†	Percentages indicated are based on Fund net assets.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Interest on these securities was subject to alternative minimum tax.

(d)	Delayed delivery security.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 5 Year Notes	(60)	September 2022	$ (6,809,400)	$ (6,823,594)	$ (14,194)
U.S. Treasury 10 Year Notes	(35)	September 2022	(4,203,474)	(4,239,922)	(36,448)
Net Unrealized Depreciation					$ (50,642)

1.	As of July 31, 2022, cash in the amount of $147,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 130,939,339	$ —	$ 130,939,339
Short-Term Municipal Notes	—	1,807,185	—	1,807,185
Total Municipal Bonds	—	132,746,524	—	132,746,524
Total Investments in Securities	$ —	$ 132,746,524	$ —	$ 132,746,524
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (50,642)	$ —	$ —	$ (50,642)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Term Municipal Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.3%
Long-Term Municipal Bonds 79.4%
Alabama 3.5%
Alabama Community College System, Enhancements Fee, Revenue Bonds
Insured: AGM
3.00%, due 9/1/22	$ 170,000	$ 170,212
Insured: AGM
4.00%, due 9/1/24	40,000	41,574
Insured: AGM
4.00%, due 9/1/25	175,000	184,862
Insured: AGM
4.00%, due 9/1/26	190,000	202,852
Alabama Community College System, Revenue Bonds
Insured: BAM
3.00%, due 6/1/23	245,000	247,818
Insured: BAM
3.00%, due 6/1/24	100,000	101,969
Alabama Community College System, Wallace State Community College-Hanceville, Revenue Bonds
Insured: BAM
4.00%, due 11/1/26	260,000	278,911
Insured: BAM
4.00%, due 11/1/27	365,000	395,269
Insured: BAM
4.00%, due 11/1/28	260,000	283,677
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	125,000	128,709
Insured: BAM
5.00%, due 7/1/24	625,000	660,869
Black Belt Energy Gas District, Project No.5, Revenue Bonds
Series A-1
4.00%, due 10/1/49 (a)	5,000,000	5,137,106
Black Belt Energy Gas District, Project No. 4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	500,000	513,337
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	3,500,000	3,574,129
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-1
4.00%, due 10/1/52 (a)	7,000,000	7,148,259
Black Belt Energy Gas District, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	3,000,000	3,060,500
City of Bessemer AL, Limited General Obligation
Series C, Insured: AGM
4.00%, due 2/1/23	425,000	430,080
Series B, Insured: AGM
4.00%, due 2/1/25	240,000	252,604

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
City of Bessemer AL, Limited General Obligation
Series C, Insured: AGM
4.00%, due 2/1/25	$ 295,000	$ 310,493
Series B, Insured: AGM
4.00%, due 2/1/26	460,000	491,766
Series C, Insured: AGM
4.00%, due 2/1/26	305,000	326,062
City of Birmingham AL, Unlimited General Obligation
Series A
5.00%, due 3/1/27	120,000	122,322
Series A
5.00%, due 3/1/27	30,000	30,566
City of Phenix City AL, Water & Sewer, Revenue Bonds
Series A, Insured: BAM
3.00%, due 8/15/22	500,000	500,243
Coosa Valley Water Supply District, Inc., Revenue Bonds
3.00%, due 10/1/22	100,000	100,258
4.00%, due 10/1/24	200,000	209,322
4.00%, due 10/1/25	150,000	159,545
4.00%, due 10/1/26	200,000	216,758
County of Dallas AL, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 5/1/23	135,000	132,132
Series B, Insured: AGM
(zero coupon), due 5/1/24	300,000	283,934
Series A, Insured: AGM
(zero coupon), due 5/1/25	270,000	246,643
County of Lowndes AL, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 2/1/25	540,000	563,377
Greenville Waterworks & Sewer Board, Revenue Bonds
Insured: BAM
4.00%, due 3/1/27	205,000	221,759
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/22	350,000	351,628
4.00%, due 12/1/23	750,000	761,399
Montgomery County Public Facilities Authority, Warrants County Facilities Project, Revenue Bonds
5.00%, due 3/1/25	270,000	283,985
Prichard Water Works & Sewer Board, Revenue Bonds
5.00%, due 11/1/22	415,000	414,930
Southeast Alabama Gas Supply District, Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	1,500,000	1,555,505
Southeast Alabama Gas Supply District (The), Project No. 2, Revenue Bonds
Series A
4.00%, due 6/1/23	255,000	258,036
Series A
4.00%, due 6/1/49 (a)	6,500,000	6,637,483

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 10/1/26	$ 1,400,000	$ 1,445,657
Series A
4.00%, due 10/1/27	2,975,000	3,069,591
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	10,500,000	11,251,913
Special Care Facilities Financing Authority of the City of Pell City Alabama, Noland Health Services, Inc., Revenue Bonds
Series A
5.00%, due 12/1/22	725,000	731,972
Series A
5.00%, due 12/1/24	750,000	794,864
Series A
5.00%, due 12/1/25	785,000	848,952
Series A
5.00%, due 12/1/26	1,030,000	1,134,351
University of West Alabama, Revenue Bonds
Insured: AGM
4.00%, due 1/1/23	125,000	126,194
Insured: AGM
4.00%, due 1/1/24	100,000	103,019
Insured: AGM
4.00%, due 1/1/25	150,000	155,944
Insured: AGM
5.00%, due 1/1/26	180,000	195,048
		56,848,388
Alaska 0.6%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
5.00%, due 10/1/22	550,000	552,841
5.00%, due 10/1/23	585,000	605,115
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B1, Class 2
0.50%, due 6/1/31	115,000	114,548
State of Alaska International Airports System, Revenue Bonds (b)
Series C
5.00%, due 10/1/25	1,000,000	1,082,322
Series C
5.00%, due 10/1/27	3,030,000	3,383,203
Series C
5.00%, due 10/1/29	3,600,000	4,094,317
		9,832,346
Arizona 0.1%
City of Phoenix AZ, Downtown Phoenix Student Housing LLC, Revenue Bonds
5.00%, due 7/1/23	50,000	50,827

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Northern Arizona University, Revenue Bonds
Insured: AGM
5.00%, due 8/1/23	$ 1,000,000	$ 1,032,767
Salt River Project Agricultural Improvement & Power District, Salt River Project, Electric System, Revenue Bonds
5.00%, due 1/1/26	165,000	182,794
Sedona Wastewater Municipal Property Corp., Capital Appreciation, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 7/1/24	500,000	476,598
		1,742,986
Arkansas 0.3%
Alma School District No. 30, Limited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/22	430,000	430,000
Series A, Insured: State Aid Withholding
5.00%, due 8/1/25	500,000	546,841
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM
2.00%, due 10/1/22	300,000	300,241
City of West Memphis AR, Public Utility System, Revenue Bonds
Insured: BAM
4.00%, due 12/1/25	125,000	133,194
Insured: BAM
4.00%, due 12/1/26	190,000	205,259
County of St. Francis AR, Revenue Bonds
Insured: BAM
4.00%, due 8/1/24	915,000	950,641
North Little Rock School District No. 1, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 2/1/26	1,400,000	1,553,309
		4,119,485
California 6.4%
Alameda Unified School District-Alameda County, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	330,000	302,976
Alta Loma School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/25	200,000	186,825
Antelope Valley Union High School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/25	300,000	279,409
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 8/1/25	535,000	555,263
Series B-1
4.00%, due 2/1/26	420,000	437,565

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 8/1/26	$ 325,000	$ 340,041
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/24	450,000	471,313
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/22	3,000,000	2,992,113
California Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A
5.00%, due 12/1/22	200,000	202,057
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
4.00%, due 9/1/22	300,000	300,541
4.00%, due 9/1/23	310,000	316,780
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/23	1,520,000	1,548,384
5.00%, due 5/15/24	1,200,000	1,245,419
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/23	1,400,000	1,453,728
5.00%, due 6/30/25	685,000	730,586
California School Finance Authority, Kipp SoCal Public Schools Project, Revenue Bonds (c)
Series A
5.00%, due 7/1/24	100,000	104,698
Series A
5.00%, due 7/1/25	105,000	112,086
Central Basin Municipal Water District, Revenue Bonds
Series B, Insured: BAM
1.586%, due 8/1/22	400,000	400,000
Series B, Insured: BAM
1.936%, due 8/1/24	600,000	582,899
Chino Basin Regional Financing Authority, Revenue Bonds
Series B
4.00%, due 11/1/25	2,665,000	2,843,200
City of Fresno CA, Airport, Revenue Bonds
Series B
5.00%, due 7/1/23 (b)	690,000	708,565
City of Los Angeles CA, Department of Airports, Revenue Bonds
5.00%, due 5/15/24 (b)	500,000	526,771
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien
Series C
5.00%, due 5/15/27 (b)	3,080,000	3,435,847
City of Montebello CA, Revenue Bonds
Insured: AGM
2.173%, due 6/1/23	2,000,000	1,977,014
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (b)
Insured: BAM
5.00%, due 6/1/25	925,000	993,983

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (b)
Insured: BAM
5.00%, due 6/1/28	$ 655,000	$ 698,232
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
5.00%, due 6/1/23	850,000	870,885
Series C
5.00%, due 6/1/25	495,000	532,621
Series A
5.00%, due 6/1/26	1,375,000	1,513,596
Series C
5.00%, due 6/1/26	500,000	549,433
City of Sacramento CA, Airport System, Revenue Bonds
Series E
5.00%, due 7/1/25	260,000	281,812
City of Vernon CA, Electric System, Revenue Bonds
Series A
4.00%, due 10/1/22	1,000,000	1,002,894
Clovis Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/24	280,000	268,926
Compton Community Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/23	1,000,000	1,029,746
Series A, Insured: AGM
5.00%, due 8/1/24	1,625,000	1,717,006
Series A, Insured: AGM
5.00%, due 8/1/25	4,090,000	4,419,606
Series A, Insured: AGM
5.00%, due 8/1/26	7,595,000	8,377,239
Series A, Insured: AGM
5.25%, due 8/1/32	2,345,000	2,770,879
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	380,000	347,092
Empire Union School District, Community Facilities District No. 1987-1, Special Tax
Insured: AMBAC
(zero coupon), due 10/1/22	155,000	154,517
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 1/1/27	4,500,000	4,118,099
Golden West Schools Financing Authority, Revenue Bonds
Series A, Insured: NATL-RE
5.80%, due 2/1/23	115,000	117,349
Grossmont Union High School District, Election 2004, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	1,955,000	1,784,289

	Principal Amount	Value
Long-Term Municipal Bonds
California
Independent Cities Finance Authority, Sales Tax, Revenue Bonds (c)
Insured: AGM
4.00%, due 6/1/24	$ 150,000	$ 154,734
Insured: AGM
4.00%, due 6/1/25	510,000	533,479
Insured: AGM
4.00%, due 6/1/26	175,000	185,257
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	6,000,000	5,857,716
Los Angeles Unified School District, Unlimited General Obligation
Series C
5.00%, due 7/1/23	2,000,000	2,063,979
Madera Unified School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/25	250,000	233,393
Mammoth Unified School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	280,000	256,765
Marysville Joint Unified School District, Energy Effeciency Projects, Green Bond, Certificate of Participation
Insured: BAM
4.00%, due 6/1/23	470,000	479,305
Insured: BAM
4.00%, due 6/1/24	400,000	415,919
Insured: BAM
4.00%, due 6/1/25	455,000	481,983
Insured: BAM
4.00%, due 6/1/26	475,000	511,330
Merced Irrigation District Financing Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/22	250,000	251,509
Mount Diablo Unified School District, Capital Appreciation, Election 2010, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/25 (d)	445,000	476,991
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/24 (b)	250,000	260,820
North Coast County Water District, Certificate of Participation
Insured: AGM
4.00%, due 10/1/22	255,000	256,081
Insured: AGM
4.00%, due 10/1/24	90,000	94,339
Insured: AGM
4.00%, due 10/1/25	150,000	160,081
Insured: AGM
4.00%, due 10/1/26	200,000	216,644
North Orange County Community College District, Capital, Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/22	200,000	200,000

	Principal Amount	Value
Long-Term Municipal Bonds
California
Oakland Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	$ 250,000	$ 266,180
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A
5.00%, due 10/1/22	550,000	553,034
Series A
5.00%, due 10/1/23	585,000	606,353
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/24	1,250,000	1,324,002
Ripon Redevelopment Agency, Tax Allocation
Insured: BAM
3.00%, due 11/1/25	20,000	20,648
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.00%, due 9/1/26	150,000	166,161
Series A-1, Insured: AGM
5.00%, due 9/1/27	225,000	253,723
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 6/1/25	2,205,000	2,074,676
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Series A, Insured: BAM
5.00%, due 10/1/25	500,000	544,357
Sacramento City Unified School District, Election of 2002, Unlimited General Obligation
Insured: AGM
(zero coupon), due 7/1/23	2,065,000	2,032,158
Sacramento City Unified School District, Unlimited General Obligation
Series E
5.00%, due 8/1/23	300,000	309,225
Insured: BAM
5.00%, due 7/1/24	1,420,000	1,503,147
Insured: BAM
5.00%, due 7/1/25	1,000,000	1,086,557
Insured: BAM
5.00%, due 7/1/26	1,350,000	1,502,048
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
1.057%, due 9/1/23	280,000	272,274
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/24 (b)	825,000	849,710
San Diego County Regional Airport Authority, Revenue Bonds (b)
Series B
5.00%, due 7/1/26	2,000,000	2,185,763

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego County Regional Airport Authority, Revenue Bonds (b)
Series B
5.00%, due 7/1/27	$ 1,000,000	$ 1,112,759
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
5.00%, due 1/1/23 (b)	1,100,000	1,113,731
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series D
5.00%, due 5/1/25	210,000	225,192
Series H
5.00%, due 5/1/25	2,730,000	2,927,494
San Joaquin Hills Transportation Corridor Agency, Toll Road, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/15/25	1,000,000	935,760
San Mateo County Community College District, Capital Appreciation, Election 2005, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 9/1/26	1,100,000	1,015,310
San Ysidro School District, Capital Appreciation, Election 1997, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/22	300,000	300,000
Series D, Insured: NATL-RE
(zero coupon), due 8/1/25	400,000	374,871
San Ysidro School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/22	1,320,000	1,320,000
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation
Insured: AGM
(zero coupon), due 2/1/23	100,000	99,134
Saugus Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/22	100,000	100,000
South Pasadena Unified School District, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 5/1/24	700,000	676,442
State of California, Unlimited General Obligation
Series CT
0.35%, due 12/1/22	1,990,000	1,981,792
5.00%, due 3/1/25	270,000	292,934
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 11/1/30	5,500,000	5,232,533
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
2.17%, due 10/1/22	750,000	749,156
Tulare Union High School District, Capital Appreciation, Election of 2004, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,000,000	907,646
Upper Lake Union High School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	255,000	249,908

	Principal Amount	Value
Long-Term Municipal Bonds
California
Vacaville Unified School District, Unlimited General Obligation
Series D
4.00%, due 8/1/25	$ 125,000	$ 133,006
Victor Elementary School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/27	350,000	308,852
Vista Unified School District, Capital Appreciation, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	325,000	295,218
		102,594,363
Colorado 1.7%
Arkansas River Power Authority, Revenue Bonds
Series B
4.082%, due 10/1/22	1,880,000	1,878,813
City & County of Denver CO, Revenue Bonds
Series A
5.00%, due 11/15/22 (b)	720,000	726,425
Series A
5.00%, due 11/15/23	520,000	542,675
Series B1
5.00%, due 11/15/23 (b)	940,000	975,476
Series B1
5.00%, due 11/15/24 (b)	6,275,000	6,678,509
Colliers Hill Metropolitan District No. 2 CO, Limited General Obligation
Series A
6.50%, due 12/1/47	1,000,000	1,045,606
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds
Series A
4.00%, due 4/1/23	315,000	319,968
Series B
5.00%, due 4/1/24	500,000	511,172
Colorado Educational & Cultural Facilities Authority, Westgate Community School Project, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 7/1/23	50,000	50,918
Series A, Insured: Moral Obligation
4.00%, due 7/1/24	150,000	155,230
Series A, Insured: Moral Obligation
4.00%, due 7/1/25	155,000	162,382
Series A, Insured: Moral Obligation
4.00%, due 7/1/26	160,000	169,114
Series A, Insured: Moral Obligation
4.00%, due 7/1/27	170,000	180,717
Colorado Educational & Cultural Facilities Authority, Banning Lewis Ranch Academy Building Co. LLC, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 12/15/23	205,000	210,590
Series A, Insured: Moral Obligation
4.00%, due 12/15/24	265,000	276,142

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Educational & Cultural Facilities Authority, Banning Lewis Ranch Academy Building Co. LLC, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 12/15/25	$ 275,000	$ 289,795
Series A, Insured: Moral Obligation
4.00%, due 12/15/26	150,000	159,273
Colorado School of Mines, Capital Appreciation, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 12/1/25	100,000	92,644
Copperleaf Metropolitan District No. 2, Limited General Obligation
Insured: BAM
4.00%, due 12/1/23	300,000	309,172
Insured: BAM
4.00%, due 12/1/26	385,000	417,527
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/22	100,000	101,153
Series A, Insured: AGM
5.00%, due 12/1/23	140,000	146,020
Series A, Insured: AGM
5.00%, due 12/1/24	175,000	187,405
Series A, Insured: AGM
5.00%, due 12/1/25	250,000	274,489
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A
(zero coupon), due 10/1/22	1,420,000	1,416,730
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/26	250,000	224,057
Series A, Insured: NATL-RE
(zero coupon), due 9/1/28	3,080,000	2,568,531
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
4.00%, due 5/1/24 (b)	330,000	335,683
El Paso County School District No. 3 Widefield, Recreation Facility Project, Certificate of Participation
Insured: AGM
4.00%, due 12/1/22	175,000	176,390
Erie Commons Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/23	130,000	135,678
Erie Highlands Metropolitan District No. 1, Limited General Obligation
Insured: BAM
3.00%, due 12/1/24	245,000	251,311
Flying Horse Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/24	325,000	340,283
Goldsmith Metropolitan District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	100,000	100,895

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Goldsmith Metropolitan District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/24	$ 120,000	$ 125,952
Insured: AGM
4.00%, due 12/1/25	125,000	133,316
Insured: AGM
4.00%, due 12/1/26	135,000	145,880
Leyden Rock Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/22	180,000	182,002
Insured: AGM
5.00%, due 12/1/25	285,000	313,401
Insured: AGM
5.00%, due 12/1/27	365,000	418,313
Insured: AGM
5.00%, due 12/1/28	330,000	383,864
Morgan County Quality Water District, Revenue Bonds
Insured: AGM
4.00%, due 12/1/25	100,000	106,453
North Pine Vistas Metropolitan District No. 3, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/22	50,000	50,536
Series A, Insured: AGM
5.00%, due 12/1/23	95,000	98,867
Series A, Insured: AGM
5.00%, due 12/1/25	155,000	169,605
Poudre Tech Metropolitan District, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/23	400,000	406,194
Insured: AGM
3.00%, due 12/1/24	400,000	408,555
Insured: AGM
3.00%, due 12/1/25	150,000	154,708
Insured: AGM
3.00%, due 12/1/27	170,000	176,715
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Revenue Bonds
3.00%, due 7/15/23	100,000	101,017
5.00%, due 1/15/24	400,000	416,324
5.00%, due 7/15/24	300,000	311,089
5.00%, due 1/15/25	325,000	341,867
5.00%, due 7/15/25	400,000	424,379
Saddle Rock Metropolitan District, Unlimited General Obligation
Insured: BAM
2.25%, due 12/1/25	25,000	25,210
Insured: BAM
3.00%, due 12/1/22	75,000	75,385

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Sand Creek Metropolitan District, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/22	$ 125,000	$ 125,989
Series A, Insured: AGM
4.00%, due 12/1/24	565,000	591,569
Triview Metropolitan District, Green Bond, Revenue Bonds
Insured: BAM
5.00%, due 12/1/22	210,000	212,456
Insured: BAM
5.00%, due 12/1/24	315,000	338,077
Insured: BAM
5.00%, due 12/1/25	255,000	280,412
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/15/22	100,000	101,180
		28,030,088
Connecticut 1.2%
City of Bridgeport CT, Unlimited General Obligation
Series A
5.00%, due 6/1/23	600,000	616,757
Series A
5.00%, due 6/1/24	865,000	914,770
City of Hartford CT, Unlimited General Obligation
Series A, Insured: State Guaranteed
5.00%, due 4/1/23	490,000	501,542
Series A, Insured: BAM State Guaranteed
5.00%, due 12/1/25	1,875,000	2,054,850
Series A, Insured: BAM State Guaranteed
5.00%, due 12/1/26	1,760,000	1,972,867
City of New Haven CT, Unlimited General Obligation
Series C, Insured: AGM
2.307%, due 8/1/22	700,000	700,000
Series A
5.25%, due 8/1/25	155,000	168,750
City of West Haven CT, Unlimited General Obligation
4.00%, due 9/15/22	175,000	175,514
Insured: BAM
4.00%, due 3/15/23	250,000	253,661
4.00%, due 9/15/23	190,000	194,675
Insured: BAM
4.00%, due 3/15/24	380,000	393,570
4.00%, due 9/15/24	255,000	265,928
Insured: BAM
4.00%, due 3/15/26	200,000	214,363
4.00%, due 9/15/26	255,000	273,297
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
3.00%, due 11/15/25	800,000	819,227

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
5.00%, due 11/15/22 (b)	$ 425,000	$ 429,025
5.00%, due 11/15/23	200,000	208,265
5.00%, due 11/15/24	765,000	818,505
Series B
5.00%, due 11/15/24 (b)	255,000	271,574
5.00%, due 11/15/25 (b)	1,000,000	1,086,865
Greater New Haven Water Pollution Control Authority, Revenue Bonds
Series B
5.00%, due 8/15/22	250,000	250,324
State of Connecticut, Unlimited General Obligation
Series A
0.508%, due 6/1/24	1,000,000	951,970
Series B
4.00%, due 3/1/24	100,000	101,616
Series C
5.00%, due 6/15/23	1,500,000	1,545,215
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
5.00%, due 5/1/23	675,000	692,196
State of Connecticut Special Tax, Special Tax
Series D
5.00%, due 11/1/26	700,000	788,085
Town of Hamden CT, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/27	325,000	354,753
Insured: BAM
5.00%, due 8/15/22	300,000	300,386
Series A, Insured: BAM
5.00%, due 8/15/25	370,000	401,295
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/15/26	810,000	878,679
Series A, Insured: BAM
4.00%, due 8/15/27	825,000	910,083
		19,508,607
Delaware 0.2%
Delaware Municipal Electric Corp. (The), Beasley Power Station Project, Revenue Bonds
5.00%, due 7/1/25	325,000	354,484
5.00%, due 7/1/26	375,000	418,285
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	340,390
4.00%, due 9/1/22	85,000	85,097
4.00%, due 9/1/24	370,000	377,274
4.00%, due 9/1/24	130,000	132,556
4.00%, due 9/1/25	105,000	107,624
4.00%, due 9/1/26	140,000	143,855

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware Transportation Authority, Revenue Bonds
5.00%, due 9/1/26	$ 1,150,000	$ 1,290,137
		3,249,702
District of Columbia 1.0%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,720,000	1,723,743
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	2,000,000	2,022,784
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
5.00%, due 10/1/24	320,000	339,569
Series A
5.00%, due 10/1/24	445,000	472,213
Series A
5.00%, due 10/1/25	225,000	244,240
5.00%, due 10/1/26	930,000	1,027,298
Series A
5.00%, due 10/1/27	1,000,000	1,055,906
Metropolitan Washington Airports Authority Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/23	2,000,000	2,069,943
Series A
5.00%, due 10/1/24	2,230,000	2,366,370
Series A
5.00%, due 10/1/25	1,665,000	1,807,377
Series A
5.00%, due 10/1/27	2,700,000	3,028,617
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B, Insured: AGC
(zero coupon), due 10/1/23	500,000	487,797
		16,645,857
Florida 2.1%
Broward County, Water & Sewer Utility, Revenue Bonds
Series B
5.00%, due 10/1/25	630,000	687,711
Centre Lake Community Development District, Special Assessment
2.75%, due 5/1/27	235,000	221,482
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/22	150,000	150,900
City of Jacksonville FL, Sales Tax, Revenue Bonds
5.00%, due 10/1/27	1,285,000	1,292,561
City of Lake Worth Beach FL, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	250,000	271,862

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 11/1/25	$ 1,095,000	$ 1,193,703
City of Tampa FL, H Lee Moffitt Cancer Center Project, Revenue Bonds
5.00%, due 7/1/23	75,000	77,053
5.00%, due 7/1/24	300,000	315,593
5.00%, due 7/1/25	425,000	457,275
County of Broward FL, Airport System, Revenue Bonds
Series P-2
3.25%, due 10/1/22	1,000,000	1,002,920
County of Broward FL, Port Facilities, Revenue Bonds
Series C
5.00%, due 9/1/22	325,000	325,939
Series B, Insured: AGM-CR
5.00%, due 9/1/23 (b)	365,000	365,911
Series D
5.00%, due 9/1/23 (b)	1,000,000	1,034,803
5.00%, due 9/1/24	500,000	529,706
5.00%, due 9/1/25	700,000	756,715
5.00%, due 9/1/26	835,000	919,473
5.00%, due 9/1/27	1,995,000	2,226,360
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/24	2,500,000	2,658,355
Series A
5.00%, due 10/1/25	250,000	272,339
Series B
5.00%, due 10/1/25	735,000	739,386
Series A
5.00%, due 10/1/28 (b)	2,210,000	2,362,631
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/22	250,000	251,161
Florida Municipal Power Agency, St. Lucie Project, Revenue Bonds
Series A
5.00%, due 10/1/26	555,000	558,266
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/22 (b)	6,270,000	6,302,389
Greater Orlando Aviation Authority, Airport Facilities, Revenue Bonds (b)
Series A
5.00%, due 10/1/23	290,000	300,551
Series A
5.00%, due 10/1/23	210,000	217,221
Series A
5.00%, due 10/1/25	540,000	588,772
Series A
5.00%, due 10/1/25	265,000	286,815

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.50%, due 5/1/23	$ 230,000	$ 230,684
Insured: BAM
2.50%, due 5/1/24	150,000	150,947
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
5.00%, due 8/1/25	260,000	280,482
Series A
5.00%, due 8/1/26	315,000	346,936
Lakewood Ranch Stewardship District, Lakewood Center and NW Sector Projects, Special Assessment, Senior Lien
Insured: AGM
1.164%, due 5/1/23	540,000	531,479
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Memory Care Project, Revenue Bonds
4.50%, due 10/1/32	95,000	97,368
Miami-Dade County Expressway Authority, Revenue Bonds
Series B
5.00%, due 7/1/25	265,000	280,466
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/22	355,000	357,202
Orange County Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series C
5.00%, due 11/15/52 (a)	2,340,000	2,620,439
St. Lucie County School Board, Certificate of Participation
Insured: AGM
3.00%, due 8/15/26	350,000	360,307
St. Lucie County School Board, Sales tax, Revenue Bonds
Insured: AGM
5.00%, due 10/1/23	130,000	134,776
State of Florida, Right-of-Way Acquisition and Bridge Construction, Unlimited General Obligation
Series A
5.00%, due 7/1/27	1,075,000	1,237,497
University of North Florida Financing Corp. (The), Housing Project, Revenue Bonds
Insured: AGM
5.00%, due 11/1/22	1,000,000	1,008,483
		34,004,919
Georgia 1.4%
Atlanta Development Authority (The), Piedmont Ellis LLC, Revenue Bonds
3.50%, due 9/1/35	100,000	101,947
City of Cochran GA, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 4/1/25	120,000	123,127
City of Dalton GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/23	500,000	509,764
5.00%, due 3/1/24	400,000	419,995
5.00%, due 3/1/25	500,000	535,642

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
County of Paulding GA, Water & Sewerage, Revenue Bonds
5.00%, due 12/1/22	$ 100,000	$ 101,183
Georgia State Road & Tollway Authority, Revenue Bonds
Series B, Insured: State Guaranteed
5.00%, due 10/1/22	100,000	100,605
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (a)	8,555,000	8,733,181
Series A
5.00%, due 5/15/23	1,110,000	1,129,843
Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds
Series A
3.00%, due 11/1/22	445,000	446,226
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
5.00%, due 1/1/23	4,550,000	4,607,745
5.00%, due 1/1/24	2,500,000	2,604,847
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
5.00%, due 1/1/23	350,000	354,442
5.00%, due 1/1/24	445,000	463,663
5.00%, due 1/1/25	450,000	479,649
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/23	325,000	336,557
5.00%, due 10/1/25	425,000	461,207
5.00%, due 10/1/26	625,000	692,221
Private Colleges & Universities Authority, Savannah College of Art & Design, Revenue Bonds
5.00%, due 4/1/24	65,000	68,329
5.00%, due 4/1/25	600,000	641,749
		22,911,922
Guam 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
3.133%, due 10/1/24	1,310,000	1,307,057
Series B
3.133%, due 10/1/24	630,000	615,066
Series A
5.00%, due 10/1/22 (b)	1,000,000	1,005,416
Guam Government Waterworks Authority, Revenue Bonds
5.00%, due 7/1/24	400,000	418,182
Series A
5.00%, due 7/1/24	300,000	313,636
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/23	300,000	301,665
Series A, Insured: AGM
5.00%, due 10/1/25	950,000	955,272

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/25	$ 2,500,000	$ 2,685,990
		7,602,284
Hawaii 0.1%
State of Hawaii Airports System, Certificate of Participation
5.25%, due 8/1/24	250,000	257,479
5.25%, due 8/1/25	1,300,000	1,338,812
State of Hawaii Harbor System, Revenue Bonds
Series A
5.00%, due 7/1/25 (b)	450,000	488,417
		2,084,708
Idaho 0.0% ‡
Idaho Health Facilities Authority, ADA County Coroner Project, Revenue Bonds
5.00%, due 9/1/23	170,000	175,860
5.00%, due 9/1/25	285,000	310,490
		486,350
Illinois 11.7%
Carol Stream Park District, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 11/1/24	215,000	224,769
Series C, Insured: BAM
4.00%, due 11/1/25	450,000	478,274
Series C, Insured: BAM
4.00%, due 11/1/26	550,000	594,183
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/22	150,000	148,759
Series A, Insured: AGM
5.00%, due 12/1/23	4,650,000	4,831,162
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 12/1/23	500,000	482,373
Series A, Insured: NATL-RE
(zero coupon), due 12/1/25	1,630,000	1,481,084
Chicago Midway International Airport, Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/27 (b)	1,040,000	1,076,474
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series D
1.168%, due 1/1/24	1,000,000	968,579
Series D
5.00%, due 1/1/24 (b)	150,000	155,863
Series D
5.00%, due 1/1/24	850,000	862,157

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/25 (b)	$ 235,000	$ 250,198
Series B
5.00%, due 1/1/26	1,250,000	1,368,686
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
5.00%, due 1/1/25 (b)	835,000	838,419
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	506,283
Chicago Park District, Unlimited General Obligation
Series F-2
5.00%, due 1/1/25	400,000	424,510
Series F-2
5.00%, due 1/1/26	550,000	595,604
Chicago Transit Authority, 5337 State of Good Repair Formula Funds, Revenue Bonds
5.00%, due 6/1/25	6,980,000	7,538,459
City of Berwyn IL, Unlimited General Obligation
Series A
5.00%, due 12/1/23	330,000	338,028
Series A
5.00%, due 12/1/24	820,000	848,547
Series A
5.00%, due 12/1/25	465,000	483,659
Series A
5.00%, due 12/1/26	705,000	736,135
City of Canton IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 12/1/22	635,000	636,657
Series A, Insured: BAM
3.00%, due 12/1/23	550,000	555,616
City of Chicago Heights IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	300,000	313,930
Insured: BAM
4.00%, due 12/1/25	300,000	319,165
Insured: BAM
4.00%, due 12/1/26	300,000	322,802
City of Chicago IL, Unlimited General Obligation
Series C
(zero coupon), due 1/1/25	2,255,000	2,081,600
Series C
5.00%, due 1/1/24	3,520,000	3,631,861
Series A
5.00%, due 1/1/26	405,000	416,345
5.25%, due 1/1/28	925,000	971,373
City of Chicago IL, Revenue Bonds, Second Lien
3.15%, due 11/1/24	475,000	483,827

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Wastewater Transmission, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/26	$ 2,090,000	$ 1,914,058
Series A, Insured: NATL-RE
(zero coupon), due 1/1/27	12,120,000	10,767,226
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien
5.00%, due 1/1/24	150,000	155,906
Series C
5.00%, due 1/1/25	350,000	371,955
5.00%, due 1/1/26	1,130,000	1,132,587
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/22	500,000	503,701
5.00%, due 11/1/24	250,000	251,918
5.00%, due 11/1/25	155,000	163,229
Insured: BAM
5.00%, due 11/1/25	135,000	144,927
Insured: AGM-CR
5.00%, due 11/1/25	400,000	403,327
5.00%, due 11/1/26	410,000	431,225
City of Chicago IL, Neighbourhoods Alive 21 Program, Unlimited General Obligation
Series 2002B
5.00%, due 1/1/24	150,000	154,767
Series 2002B
5.00%, due 1/1/26	170,000	178,178
Series 2002B
5.25%, due 1/1/28	150,000	157,520
City of Country Club Hills IL, Unlimited General Obligation
Insured: BAM
3.00%, due 1/1/24	190,000	192,830
Insured: BAM
3.00%, due 1/1/26	300,000	306,889
Insured: BAM
3.00%, due 1/1/27	250,000	256,967
City of Galesburg IL, Knox College Project, Revenue Bonds
Series B
1.488%, due 10/1/22	125,000	124,544
Series B
1.588%, due 10/1/23	150,000	145,898
Series B
1.922%, due 10/1/24	1,000,000	957,511
Series A
5.00%, due 10/1/26	175,000	190,622
Series A
5.00%, due 10/1/27	175,000	192,994
City of Kankakee IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	750,000	771,581

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Kankakee IL, Special Obligation, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/25	$ 800,000	$ 839,263
City of Monmouth IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/22	350,000	352,664
Series A, Insured: BAM
4.00%, due 12/1/23	365,000	375,427
Series A, Insured: BAM
4.00%, due 12/1/24	380,000	397,869
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/22	1,150,000	1,160,264
City of Rock Island IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	220,000	221,807
Insured: BAM
4.00%, due 12/1/23	155,000	159,698
Insured: BAM
4.00%, due 12/1/24	175,000	183,330
Insured: BAM
4.00%, due 12/1/25	175,000	186,529
City of Rock Island IL, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/22	275,000	277,258
Series B, Insured: AGM
4.00%, due 12/1/24	320,000	335,232
Series B, Insured: AGM
4.00%, due 12/1/25	330,000	351,741
City of Rockford IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/22	250,000	252,231
Insured: BAM
4.00%, due 12/15/23	560,000	576,807
Insured: BAM
4.00%, due 12/15/24	285,000	298,762
City of Rockford IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/15/22	135,000	136,205
Series A, Insured: AGM
4.00%, due 12/15/23	140,000	144,202
Series A, Insured: AGM
4.00%, due 12/15/24	290,000	304,279
City of Springfield IL, Electric, Revenue Bonds, Senior Lien
5.00%, due 3/1/25	1,055,000	1,136,274
City of Sterling IL, Unlimited General Obligation
Series B, Insured: BAM
0.40%, due 11/1/23	190,000	185,616

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Sterling IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 11/1/25	$ 100,000	$ 106,446
Series B, Insured: BAM
4.00%, due 11/1/26	370,000	399,723
Series B, Insured: BAM
4.00%, due 11/1/29	285,000	312,487
City of Waukegan IL, Water & Sewer System, Revenue Bonds, First Lien
Insured: AGM
4.00%, due 12/30/23	100,000	102,943
Insured: AGM
4.00%, due 12/30/24	110,000	115,367
Insured: AGM
4.00%, due 12/30/25	150,000	159,935
City of Waukegan IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/30/23	250,000	257,358
Series A, Insured: BAM
4.00%, due 12/30/24	280,000	293,661
Series A, Insured: BAM
4.00%, due 12/30/26	300,000	324,717
Cook County Community Unit School District No. 401 Elmwood Park, Unlimited General Obligation
3.00%, due 12/1/22	500,000	502,532
Cook County School District No. 122 Ridgeland, Unlimited General Obligation
Series A
3.00%, due 12/1/22	950,000	954,810
Cook County School District No. 87 Berkeley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/25	500,000	550,167
Cook County School District No. 88 Bellwood, Limited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	425,000	437,141
Series A, Insured: BAM
4.00%, due 12/1/24	325,000	340,283
Cook County School District No. 94, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/22	340,000	343,839
Insured: BAM
5.00%, due 12/1/23	555,000	576,995
Insured: BAM
5.00%, due 12/1/24	370,000	394,043
Insured: BAM
5.00%, due 12/1/25	390,000	424,907
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	760,000	780,900
Insured: BAM
5.00%, due 12/1/24	570,000	610,001

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
County of Sangamon IL, Limited General Obligation
Insured: BAM
5.00%, due 12/15/22	$ 135,000	$ 136,720
Insured: BAM
5.00%, due 12/15/23	150,000	156,522
Insured: BAM
5.00%, due 12/15/24	225,000	241,248
Insured: BAM
5.00%, due 12/15/25	230,000	252,686
Crawford Hospital District, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/23	265,000	267,585
Insured: AGM
4.00%, due 1/1/24	280,000	288,215
Insured: AGM
4.00%, due 1/1/25	285,000	298,781
Insured: AGM
4.00%, due 1/1/26	300,000	319,678
Darien-Woodridge Fire Protection District, Unlimited General Obligation
Insured: BAM
3.00%, due 12/30/22	75,000	75,406
Insured: BAM
3.00%, due 12/30/23	100,000	101,627
Insured: BAM
3.00%, due 12/30/25	100,000	103,193
Illinois Development Finance Authority, Regenct Park, Revenue Bonds
(zero coupon), due 7/15/25	5,460,000	5,130,338
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/22	125,000	125,457
4.00%, due 11/1/23	135,000	137,209
4.00%, due 11/1/24	135,000	138,086
4.00%, due 11/1/25	210,000	215,774
4.00%, due 11/1/26	215,000	221,589
Illinois Finance Authority, Centegra Healthcare Obligated Group, Revenue Bonds
4.00%, due 9/1/32	10,325,000	10,345,895
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds
5.00%, due 9/1/22	560,000	561,526
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds
Series A
5.00%, due 5/15/23	400,000	409,487
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Obligated Group, Revenue Bonds
5.00%, due 8/15/23	250,000	258,624
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.00%, due 6/15/25	115,000	121,744
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 12/1/22	3,010,000	3,045,602

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Insured: AGM
5.00%, due 4/1/24	$ 2,360,000	$ 2,474,905
Kane County School District No. 129 West Aurora, Unlimited General Obligation
Series C, Insured: BAM
5.00%, due 2/1/25	1,800,000	1,934,611
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	580,000	584,646
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/24	370,000	381,171
Insured: BAM
4.00%, due 1/1/25	390,000	408,924
Knox & Warren Counties Community Unit School District No. 205 Galesburg, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 1/1/24	590,000	608,651
Series A, Insured: BAM
4.00%, due 12/1/24	665,000	696,810
Series B, Insured: BAM
4.00%, due 1/1/25	625,000	656,279
Series A, Insured: BAM
4.00%, due 12/1/25	685,000	729,444
Series B, Insured: BAM
4.00%, due 1/1/26	640,000	682,417
Series A, Insured: BAM
4.00%, due 12/1/26	680,000	735,492
La Salle County Community Unit School District No. 2 Serena, Revenue Bonds
1.90%, due 12/1/22	3,215,000	3,211,443
La Salle County School District No. 141 Ottawa, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	370,000	372,841
Lake County Community Consolidated School District No. 3 Beach Park, Unlimited General Obligation
Insured: AGM
4.00%, due 2/1/24	405,000	417,393
Insured: AGM
4.00%, due 2/1/25	450,000	472,408
Lake County Consolidated High School District No. 120 Mundelein, Limited General Obligation
5.50%, due 12/1/25	250,000	277,219
5.50%, due 12/1/26	260,000	295,763
Macon & De Witt Counties Community Unit School District No. 2, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/24	350,000	366,660
Insured: AGM
4.00%, due 12/1/25	385,000	410,108
Insured: AGM
4.00%, due 12/1/26	415,000	448,508

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Macon & De Witt Counties Community Unit School District No. 2, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/27	$ 350,000	$ 382,741
Macon County School District No. 61 Decatur, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/24	750,000	773,602
Insured: AGM
4.00%, due 12/1/24	100,000	104,784
Insured: AGM
4.00%, due 12/1/27	1,020,000	1,113,265
Macoupin County Community Unit School District No. 1 Carlinville, Limited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/26	750,000	778,887
Madison-Macoupin Etc Counties Community College District No. 536, Revenue Bonds
Series A, Insured: BAM
4.00%, due 11/1/22	350,000	351,900
Series A, Insured: BAM
4.00%, due 11/1/23	2,115,000	2,168,251
Madison-Macoupin Etc Counties Community College District No. 536, Lewis & Clark Community Project, Unlimited General Obligation
5.00%, due 11/1/22	420,000	423,278
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, Unlimited General Obligation
Insured: AGM-CR
(zero coupon), due 1/1/24	350,000	339,736
McHenry County Consolidated School District No. 46 Prairie Grove, Unlimited General Obligation
Insured: BAM
5.00%, due 2/1/24	395,000	413,908
Insured: BAM
5.00%, due 2/1/25	415,000	444,984
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 12/15/22	115,000	114,030
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 12/15/23	175,000	169,053
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/25	500,000	499,035
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 10/1/22	295,000	296,246
Series C, Insured: BAM
4.00%, due 10/1/25	355,000	375,914
Series C, Insured: BAM
4.00%, due 10/1/26	380,000	408,465
Series C, Insured: BAM
4.00%, due 10/1/27	405,000	441,002
Series C, Insured: BAM
4.00%, due 10/1/28	430,000	467,686

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/23	$ 240,000	$ 245,169
Series B, Insured: BAM
5.00%, due 4/1/25	850,000	909,144
Public Building Commission of Chicago, Revenue Bonds
Insured: AMBAC
5.25%, due 3/1/24	1,000,000	1,047,940
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, due 6/1/25	1,000,000	1,077,145
Rock Island County Metropolitan Airport Authority, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	1,185,000	1,193,821
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	385,000	395,126
Saline County Community Unit School District No. 3 Harrisburg, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/26	765,000	794,465
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 6/1/24	1,000,000	1,031,922
Series C, Insured: AGM
4.00%, due 6/1/25	875,000	923,662
Series C, Insured: AGM
5.00%, due 6/1/26	910,000	1,003,839
Series C, Insured: AGM
5.00%, due 6/1/27	955,000	1,068,056
South Sangamon Water Commission, Alternative Revenue Source, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/23	165,000	166,328
Insured: AGM
4.00%, due 1/1/24	350,000	358,588
Insured: AGM
4.00%, due 1/1/25	250,000	259,727
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,256,758
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No. 100, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	100,000	104,643
Insured: BAM
4.00%, due 12/1/25	250,000	265,971
Insured: BAM
4.00%, due 12/1/26	260,000	280,881
State of Illinois, Unlimited General Obligation
4.00%, due 9/1/22	480,000	480,921
5.00%, due 7/1/23	400,000	411,223

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series A
5.00%, due 10/1/23	$ 200,000	$ 206,994
Series A
5.00%, due 10/1/24	200,000	211,641
Series D
5.00%, due 11/1/24	14,105,000	14,948,179
Series D
5.00%, due 11/1/26	10,000,000	10,916,843
Series A
5.00%, due 12/1/26	1,980,000	2,163,657
Series A
5.00%, due 3/1/27	525,000	575,301
Series A
5.00%, due 3/1/29	3,745,000	4,160,830
Series B
5.15%, due 1/1/24	500,000	507,577
State of Illinois, Unlimited General Obligation, First Series
Insured: NATL-RE
6.00%, due 11/1/26	4,115,000	4,492,331
Town of Cicero IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	620,000	637,840
Village of Antioch IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	205,000	218,229
Insured: BAM
4.00%, due 12/1/26	210,000	226,834
Insured: BAM
4.00%, due 12/1/27	875,000	956,576
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/23	270,000	273,798
Village of Franklin Park IL, Revenue Bonds
Series A, Insured: BAM
3.00%, due 10/1/22	380,000	380,955
Series A, Insured: BAM
3.00%, due 10/1/24	270,000	275,646
Series A, Insured: BAM
3.00%, due 10/1/25	280,000	287,949
Insured: BAM
5.00%, due 4/1/23	10,000	10,220
Village of McCook IL, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/23	230,000	236,724
Village of Park Forest IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 1/1/26	500,000	532,790

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Park Forest IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 1/1/27	$ 525,000	$ 566,617
Village of Sauk Village IL, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 12/1/22	100,000	100,734
Series C, Insured: BAM
4.00%, due 12/1/23	1,030,000	1,058,051
Village of Stone Park IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/24	135,000	139,090
Series B, Insured: BAM
4.00%, due 2/1/25	150,000	157,128
Village of Westchester IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	270,000	283,358
Insured: BAM
4.00%, due 12/1/25	280,000	298,260
Insured: BAM
4.00%, due 12/1/26	290,000	313,791
West Chicago Park District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/23	225,000	228,633
Series B, Insured: BAM
3.00%, due 12/1/24	485,000	496,376
Series B, Insured: BAM
3.00%, due 12/1/25	520,000	535,474
Western Illinois University, Revenue Bonds
Insured: BAM
4.00%, due 4/1/26	1,340,000	1,426,463
Insured: BAM
4.00%, due 4/1/27	1,400,000	1,508,891
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/23	430,000	436,141
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation
Insured: AGM
(zero coupon), due 1/1/25	685,000	645,398
Winnebago-Boone Etc Counties Community College District No. 511, Rock Valley College, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 1/1/26	3,635,000	3,997,798
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/24	440,000	460,842
Series A, Insured: BAM
4.00%, due 12/1/25	200,000	212,777
Series A, Insured: BAM
4.00%, due 12/1/26	175,000	189,130

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/26	$ 330,000	$ 356,645
Series A, Insured: BAM
4.00%, due 12/1/27	285,000	311,210
Series A, Insured: BAM
4.00%, due 12/1/27	400,000	436,785
		189,540,741
Indiana 1.0%
City of Evansville IN, Medical School Project, Tax Allocation
Series A, Insured: BAM
5.00%, due 2/1/23	535,000	544,141
City of Goshen IN, Sewage Works, Revenue Bonds
Insured: AGM
3.00%, due 1/1/23	185,000	186,122
Insured: AGM
4.00%, due 1/1/25	260,000	273,201
Insured: AGM
4.00%, due 7/1/25	230,000	243,844
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 7/15/24	225,000	238,640
Insured: State Intercept
5.00%, due 1/15/25	325,000	347,855
Insured: State Intercept
5.00%, due 7/15/25	475,000	514,188
Insured: State Intercept
5.00%, due 1/15/26	655,000	716,677
Insured: State Intercept
5.00%, due 7/15/26	1,190,000	1,316,120
Greater Jasper School Building Corp., Indiana Ad Valorem Property Tax, 1st Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/27	100,000	111,853
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series A
1.40%, due 8/1/29 (a)	4,095,000	3,650,027
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series B
2.45%, due 11/15/25	355,000	333,341
Series B
2.52%, due 11/15/26	515,000	480,231
Series B
2.92%, due 11/15/27	655,000	607,637
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series A
5.00%, due 9/15/22	50,000	50,180

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series A
5.00%, due 9/15/23	$ 75,000	$ 77,275
Indiana Finance Authority, University Health, Revenue Bonds
Series A
5.00%, due 12/1/22	250,000	252,907
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/25	975,000	1,032,546
Series A, Insured: AGM
5.00%, due 1/1/26	265,000	290,162
Series A, Insured: AGM
5.00%, due 7/1/26	525,000	581,205
Terre Haute Sanitary District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 1/1/23	320,000	321,768
Series A, Insured: BAM
3.00%, due 7/1/23	390,000	394,426
Series A, Insured: BAM
3.00%, due 1/1/24	350,000	355,754
Series A, Insured: BAM
3.00%, due 7/1/24	385,000	391,992
Series A, Insured: BAM
3.00%, due 7/1/25	290,000	296,784
Series A, Insured: BAM
3.00%, due 7/1/26	280,000	287,785
Town of Speedway IN Sewage Works, Revenue Bonds
Series A, Insured: AGM
3.00%, due 9/1/24	550,000	560,267
Wayne Township Metropolitan School District, Limited General Obligation
Insured: State Intercept
4.00%, due 1/15/23	1,035,000	1,045,780
		15,502,708
Iowa 1.1%
Camanche Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/26	565,000	627,661
Insured: AGM
5.00%, due 6/1/27	590,000	669,649
Cedar Falls Community School District, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/24	2,440,000	2,537,103
Insured: AGM
4.00%, due 6/1/25	2,540,000	2,689,186
City of Clinton IA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 6/1/24	310,000	328,298

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
City of Coralville IA, Unlimited General Obligation
Series C
4.00%, due 5/1/26	$ 645,000	$ 679,776
Series C
4.00%, due 5/1/28	500,000	534,827
City of New Hampton IA, Electric, Revenue Bonds
Insured: BAM
3.00%, due 6/1/23	140,000	141,494
Insured: BAM
3.00%, due 6/1/24	140,000	142,934
City of Orange IA, Water, Revenue Bonds (e)
Series B, Insured: AGM
5.00%, due 6/1/23	250,000	256,376
Series B, Insured: AGM
5.00%, due 6/1/25	390,000	422,004
Series B, Insured: AGM
5.00%, due 6/1/27	425,000	479,238
Collins-Maxwell Community School District Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.00%, due 6/1/26	190,000	204,461
Insured: BAM
4.00%, due 6/1/27	195,000	213,059
Insured: BAM
4.00%, due 6/1/28	205,000	226,073
Insured: BAM
4.00%, due 6/1/29	215,000	239,182
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	1,998,407
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
4.00%, due 10/1/25	340,000	352,921
4.00%, due 10/1/26	200,000	208,907
4.00%, due 10/1/27	200,000	209,749
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
5.00%, due 10/1/23	515,000	530,897
5.00%, due 10/1/24	550,000	578,016
5.00%, due 10/1/25	570,000	610,610
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series A
5.00%, due 12/1/24 (b)	275,000	292,870
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.00%, due 7/1/25	420,000	444,666
Southern Iowa Rural Water Association, Capital Loan Notes, Revenue Bonds
Insured: AGM
4.00%, due 12/1/23	395,000	406,548
State of Iowa, Revenue Bonds
5.00%, due 6/15/26	130,000	145,318

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Waterloo Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/23	$ 125,000	$ 127,581
Insured: AGM
4.00%, due 7/1/24	450,000	468,189
Insured: AGM
4.00%, due 7/1/25	450,000	476,428
Insured: AGM
4.00%, due 7/1/26	100,000	107,553
		17,349,981
Kansas 0.2%
Chisholm Creek Utility Authority, Revenue Bonds
Insured: AMBAC
5.25%, due 9/1/23	1,165,000	1,203,430
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/23	305,000	316,116
Kansas Development Finance Authority, Pittsburg State University, Revenue Bonds
Series E, Insured: BAM
5.00%, due 2/1/25	715,000	766,478
Washburn University, Revenue Bonds
Insured: BAM
4.00%, due 7/1/23	200,000	204,221
		2,490,245
Kentucky 1.2%
City of Columbia KY, Lindsey Wilson College, Inc., Revenue Bonds
4.00%, due 12/1/22	175,000	176,111
4.00%, due 12/1/24	465,000	480,406
4.00%, due 12/1/26	500,000	523,560
City of Somerset KY, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/25	675,000	716,375
Insured: AGM
4.00%, due 6/1/26	200,000	216,066
Insured: AGM
4.00%, due 6/1/27	530,000	580,995
Kentucky Bond Development Corp., Lexington Center Corporation Project, Revenue Bonds
5.00%, due 9/1/22	550,000	551,521
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
5.00%, due 7/1/26	3,450,000	3,677,216
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 8/1/22	390,000	390,000
Series C
4.00%, due 8/1/23	390,000	394,099

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	$ 6,560,000	$ 6,721,738
Kentucky State Property & Building Commission, Project No. 124, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/27	1,500,000	1,714,465
Kentucky State University, Kentucky State University Project, Certificate of Participation
Insured: BAM
5.00%, due 11/1/24	200,000	213,207
Insured: BAM
5.00%, due 11/1/25	200,000	218,423
Insured: BAM
5.00%, due 11/1/26	220,000	245,681
Insured: BAM
5.00%, due 11/1/27	200,000	227,742
Murray Electric Plant Board, Revenue Bonds
Series B, Insured: AGM
4.00%, due 12/1/22	230,000	231,804
Paducah Electric Plant Board, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/24	600,000	640,378
Rural Water Financing Agency, Public Projects, Revenue Notes
Series A
0.40%, due 5/1/23	2,000,000	1,964,796
		19,884,583
Louisiana 2.2%
Calcasieu Parish School District No. 31, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/24	160,000	168,178
Cameron Parish School District No. 15, Unlimited General Obligation
5.00%, due 10/1/24	340,000	359,531
5.00%, due 10/1/25	220,000	237,761
5.00%, due 10/1/26	230,000	253,103
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/26	210,000	236,420
Louisiana Local Government Environmental Facilities & Community Development Authority, City of Crowley Louisiana Project, Revenue Bonds
Insured: BAM
4.00%, due 10/1/23	515,000	528,197
Insured: BAM
4.00%, due 10/1/24	535,000	559,798
Louisiana Local Government Environmental Facilities & Community Development Authority, University Facilities, Inc. Project, Revenue Bonds
Insured: AGM
4.00%, due 10/1/24	395,000	411,441

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority, University Facilities, Inc. Project, Revenue Bonds
Insured: AGM
4.00%, due 10/1/25	$ 305,000	$ 323,442
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/22	290,000	291,673
Insured: BAM
5.00%, due 10/1/23	230,000	238,884
Insured: BAM
5.00%, due 10/1/24	225,000	239,894
Insured: BAM
5.00%, due 10/1/25	250,000	273,384
Louisiana Local Government Environmental Facilities & Community Development Authority, Ragin Cajun Facilities, Inc., Revenue Bonds
Insured: AGM
5.00%, due 10/1/24	1,770,000	1,877,853
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTS Act 391 Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/25	400,000	436,770
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
5.00%, due 10/1/25	250,000	267,811
5.00%, due 10/1/26	215,000	233,927
Louisiana Stadium & Exposition District, Revenue Notes
Series A
1.872%, due 7/3/23 (c)	7,000,000	6,875,102
Louisiana Stadium & Exposition District, Revenue Bonds
4.00%, due 7/3/23	6,150,000	6,225,964
5.00%, due 7/3/23	10,500,000	10,623,983
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/23	800,000	823,000
Series A
5.00%, due 7/1/24	1,815,000	1,873,932
Series A
5.00%, due 7/1/25	1,065,000	1,097,687
Parish of Plaquemines LA, Revenue Bonds
Insured: BAM
5.00%, due 3/1/24	150,000	157,018
Rapides Parish Recreation District Ward No. 9, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/23	120,000	120,872
Insured: AGM
3.00%, due 3/1/24	130,000	132,322

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Rapides Parish Recreation District Ward No. 9, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/25	$ 150,000	$ 153,824
		35,021,771
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/1/22	500,000	505,562
Insured: AGM
5.00%, due 12/1/23	545,000	566,599
Insured: AGM
5.00%, due 12/1/24	520,000	552,569
Insured: AGM
5.00%, due 12/1/25	475,000	513,539
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, Revenue Bonds
Series C, Insured: AGM-State Intercept
5.00%, due 7/1/24	745,000	786,168
		2,924,437
Maryland 1.1%
County of Baltimore MD, Certificate of Participation
5.00%, due 10/1/22	115,000	115,634
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
5.00%, due 7/1/23	1,000,000	1,029,674
Series A
5.00%, due 7/1/24	1,060,000	1,122,686
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
3.40%, due 6/1/23	750,000	747,863
Series B
3.60%, due 6/1/23	3,925,000	3,920,171
3.70%, due 6/1/25	1,000,000	996,059
Maryland Economic Development Corp., University of Maryland, College Park Projects, Revenue Bonds
Insured: AGM
4.00%, due 6/1/25	300,000	316,307
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Issue, Revenue Bonds
Series B
5.00%, due 7/1/23	345,000	355,813
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
5.00%, due 6/1/28	200,000	217,600
5.00%, due 6/1/30	350,000	383,819
St. Mary's College of Maryland, Academic Fees and Auxiliary Facility Fees, Revenue Bonds
Insured: BAM
4.00%, due 9/1/25	250,000	263,239
State of Maryland, Unlimited General Obligation
Series C
5.00%, due 8/1/22	540,000	540,000

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/25	$ 6,700,000	$ 7,350,323
		17,359,188
Massachusetts 0.9%
City of Fall River MA, Qualified Municipal Purpose Loan, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/26	350,000	395,588
Insured: State Aid Withholding
5.00%, due 12/1/27	315,000	362,727
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE
5.50%, due 1/1/25	6,380,000	6,903,177
Massachusetts Development Finance Agency, Northeastern University Issue, Revenue Bonds
Series A
5.00%, due 10/1/22	280,000	281,652
Massachusetts Development Finance Agency, South Shore Hospital Issue, Revenue Bonds
Series I
5.00%, due 7/1/23	555,000	569,779
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
5.00%, due 7/1/24 (b)	750,000	788,839
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/25 (b)	100,000	107,331
Massachusetts Educational Financing Authority, Revenue Bonds
5.00%, due 1/1/27 (b)	3,000,000	3,157,088
Massachusetts State College Building Authority, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 5/1/23	145,000	143,268
Southfield Redevelopment Authority, Revenue Bonds
Series A, Insured: BAM
6.00%, due 8/15/22	400,000	400,632
Series A, Insured: BAM
6.00%, due 8/15/23	400,000	417,047
Series A, Insured: BAM
6.00%, due 8/15/24	455,000	491,096
Series A, Insured: BAM
6.00%, due 8/15/25	455,000	507,224
		14,525,448
Michigan 1.6%
Allen Park Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/24	630,000	664,405

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Allendale Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 11/1/22	$ 525,000	$ 529,652
City of Manistee MI, Limited General Obligation
Insured: AGM
3.00%, due 10/1/24	200,000	204,396
Insured: AGM
3.00%, due 10/1/25	170,000	175,143
City of Marquette MI, Limited General Obligation
Insured: BAM
4.00%, due 5/1/25	700,000	738,351
City of Port Huron MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 10/1/23	200,000	204,961
Insured: AGM
4.00%, due 10/1/24	200,000	209,227
Insured: AGM
4.00%, due 10/1/25	210,000	223,235
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/24	740,000	768,349
Insured: AGM
4.00%, due 7/1/27	905,000	986,163
City of Taylor MI, Michigan Transportation, Limited General Obligation
Insured: BAM
4.00%, due 3/1/26	455,000	486,892
Insured: BAM
4.00%, due 3/1/28	900,000	986,198
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM
3.00%, due 6/1/23	150,000	151,452
Series A, Insured: BAM
3.00%, due 6/1/24	160,000	162,094
Fitzgerald Public School District, Unlimited General Obligation
Insured: BAM
4.00%, due 5/1/24	870,000	902,467
Flint Public Library, Unlimited General Obligation
Insured: AGM
3.00%, due 5/1/26	10,000	10,395
Jackson County Intermediate School District, School Building and Site Bonds, Limited General Obligation
Insured: AGM
5.00%, due 5/1/25	250,000	271,079
Insured: AGM
5.00%, due 5/1/26	260,000	288,580
Insured: AGM
5.00%, due 5/1/27	275,000	311,169

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Lake Superior State University, Revenue Bonds
Insured: AGM
4.00%, due 11/15/25	$ 760,000	$ 801,022
Insured: AGM
4.00%, due 11/15/27	815,000	872,520
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	3,982,286	3,721,976
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/23	610,000	619,367
Series A, Class 1
5.00%, due 6/1/25	1,000,000	1,059,785
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
Series B
4.00%, due 6/15/23	240,000	244,939
Series B
4.00%, due 6/15/24	270,000	280,791
Series B
4.00%, due 6/15/25	200,000	211,421
Series B
4.00%, due 6/15/26	385,000	414,248
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	175,498
5.00%, due 9/1/24	200,000	210,751
5.00%, due 9/1/27	550,000	609,909
5.00%, due 9/1/28	500,000	559,944
Michigan Finance Authority, County of Wayne Criminal Center Justice Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/22	500,000	504,141
Michigan Finance Authority, Student Loan Program, Revenue Bonds
Series 25-A
5.00%, due 11/1/22 (b)	1,775,000	1,789,835
Michigan Strategic Fund, State of Michigan Department of Technology Management & Budget, Revenue Bonds
5.00%, due 3/1/27	1,000,000	1,077,299
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM
3.00%, due 5/1/23	480,000	484,985
Insured: BAM
4.00%, due 5/1/24	500,000	519,626
Insured: BAM
4.00%, due 5/1/25	515,000	543,357
Universal Academy, Michigan Public School Academy, Revenue Bonds
2.00%, due 12/1/26	425,000	391,658
Wayne County Airport Authority, Revenue Bonds
Series F
5.00%, due 12/1/25 (b)	2,495,000	2,709,940
		26,077,220

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 0.5%
Kenyon Wanamingo Independent School District No. 2172, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/23	$ 830,000	$ 835,784
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/23	200,000	202,814
Minnesota Office of Higher Education, Supplemental Student Loan Program, Revenue Bonds
5.00%, due 11/1/24 (b)	590,000	623,746
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Notes, Revenue Bonds
0.25%, due 8/1/22	1,250,000	1,250,000
Rochester Independent School District No. 535, Unlimited General Obligation
Insured: SD CRED PROG
4.00%, due 2/1/29	3,000,000	3,291,818
State of Minnesota, Unlimited General Obligation
Series B
5.00%, due 8/1/28	1,540,000	1,809,254
		8,013,416
Mississippi 0.4%
City of Jackson MS, Unlimited General Obligation
5.00%, due 3/1/23	325,000	331,251
Series A, Insured: BAM
5.00%, due 5/1/26	145,000	157,283
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds
4.00%, due 3/1/24	330,000	340,853
Mississippi Development Bank, Municipal Energy Agency of Mississippi Power Supply Refunding Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 3/1/25	1,285,000	1,385,004
Insured: AGM
5.00%, due 3/1/27	300,000	330,207
Mississippi Development Bank, Madison County Highway Project, Revenue Bonds
Series C
5.00%, due 1/1/26	2,210,000	2,431,342
State of Mississippi, Gaming Tax, Revenue Bonds
Series A
5.00%, due 10/15/22	1,000,000	1,006,779
West Rankin Utility Authority, Revenue Bonds
Insured: AGM
5.00%, due 1/1/26	435,000	468,993
		6,451,712
Missouri 0.4%
City of Kansas City MO, Main Streetcar Extension Project, Revenue Bonds
Series C
5.00%, due 9/1/24	1,000,000	1,062,782
Series C
5.00%, due 9/1/27	1,000,000	1,131,245

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
City of Kansas City MO, Main Streetcar Extension Project, Revenue Bonds
Series C
5.00%, due 9/1/28	$ 675,000	$ 771,312
City of St Louis MO, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 2/15/30	400,000	440,760
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
5.00%, due 2/15/25	160,000	169,073
5.00%, due 2/15/26	225,000	242,020
5.00%, due 2/15/27	250,000	273,322
5.00%, due 2/15/28	260,000	287,713
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds
Insured: AGC-ICC AMBAC
(zero coupon), due 4/15/23	880,000	869,975
Lincoln University, Auxiliary System, Revenue Bonds
Insured: AGM
5.00%, due 6/1/23	320,000	328,802
		5,577,004
Montana 0.2%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
Series A
2.00%, due 7/1/23	100,000	100,386
4.00%, due 7/1/23	260,000	265,703
4.00%, due 7/1/25	715,000	757,979
4.00%, due 7/1/26	750,000	808,132
State of Montana, Unlimited General Obligation
Series C
5.00%, due 8/1/22	225,000	225,000
Series C
5.00%, due 8/1/24	440,000	468,836
		2,626,036
Nebraska 1.3%
Ashland-Greenwood Public Schools, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/23	100,000	103,208
Insured: AGM
4.00%, due 12/15/24	100,000	105,162
Insured: AGM
4.00%, due 12/15/25	100,000	106,688
Insured: AGM
4.00%, due 12/15/26	135,000	146,214
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (a)	9,845,000	10,153,686
Central Plains Energy Project, Nebraska Gas Project No. 3, Revenue Bonds
5.25%, due 9/1/37	3,500,000	3,510,033

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/15/22	$ 585,000	$ 590,396
Series B, Insured: AGM
4.00%, due 12/15/23	650,000	670,493
City of Grand Island NE, Combined Utility System, Revenue Bonds
Series A, Insured: AGM
4.00%, due 8/15/22	500,000	500,470
Series A, Insured: AGM
4.00%, due 8/15/23	400,000	409,623
Lincoln Airport Authority, Revenue Bonds
5.00%, due 7/1/23	55,000	56,632
5.00%, due 7/1/24	520,000	551,257
5.00%, due 7/1/25	575,000	625,282
5.00%, due 7/1/26	790,000	877,401
5.00%, due 7/1/27	1,300,000	1,472,921
Omaha Airport Authority, Revenue Bonds
Series A
5.00%, due 12/15/22 (b)	620,000	627,342
		20,506,808
Nevada 0.5%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
3.00%, due 6/15/23	650,000	658,353
Series A, Insured: AGM
3.00%, due 6/15/24	650,000	666,263
Series C
5.00%, due 6/15/23	500,000	514,587
Series D
5.00%, due 6/15/27	275,000	278,164
Clark County School District, Various Purpose, Limited General Obligation
Series C
5.00%, due 6/15/23	1,650,000	1,698,136
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.00%, due 7/1/23	150,000	154,313
5.00%, due 7/1/26	2,000,000	2,210,150
Series B
5.00%, due 7/1/29	290,000	329,218
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
5.00%, due 10/1/22	300,000	301,775
Series A
5.00%, due 10/1/23	535,000	556,234
		7,367,193

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 0.0% ‡
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
5.00%, due 1/1/23 (b)	$ 600,000	$ 608,116
New Jersey 5.8%
Atlantic City Board of Education, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 4/1/24	325,000	336,889
Borough of Wenonah NJ, Unlimited General Obligation
Insured: BAM
4.00%, due 10/15/23	365,000	375,833
Insured: BAM
4.00%, due 10/15/24	370,000	386,951
Buena Regional School District, County of Atlantic, New Jersey School Energy Savings, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	220,000	233,970
Camden County Improvement Authority (The), Rowan University Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/24	2,000,000	2,112,067
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.00%, due 11/1/27	500,000	530,778
City of Bridgeton NJ, General Improvement and Water\Sewer Utility Bonds, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/27	390,000	403,444
Insured: BAM
3.00%, due 3/1/28	855,000	882,325
City of East Orange NJ, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 7/15/24	375,000	397,733
City of Millville NJ, Unlimited General Obligation
Insured: AGM
3.00%, due 11/1/23	250,000	250,295
City of Newark NJ, Unlimited General Obligation
Series B, Insured: SCH BD RES FD
5.00%, due 10/1/22	500,000	502,591
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/23	1,000,000	1,035,442
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/24	1,000,000	1,062,685
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/24	1,150,000	1,222,087
Series C, Insured: AGM State Aid Withholding
5.00%, due 10/1/24	145,000	154,089
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/25	1,400,000	1,523,750
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/25	500,000	544,196

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
City of Newark NJ, Unlimited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/26	$ 700,000	$ 778,823
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/23	735,000	757,831
Insured: AGM
5.00%, due 7/1/24	760,000	806,719
Insured: AGM
5.00%, due 7/1/26	735,000	816,609
City of Trenton NJ, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 7/15/24	875,000	910,820
City of Union City NJ, Unlimited General Obligation
Insured: AGM State Aid Withholding
0.05%, due 8/1/24	1,355,000	1,282,406
Insured: AGM State Aid Withholding
2.25%, due 8/1/25	910,000	910,878
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds (c)
1.96%, due 8/1/22	350,000	350,000
2.37%, due 8/1/23	500,000	489,340
2.72%, due 8/1/24	500,000	480,599
3.00%, due 8/1/25	700,000	663,734
4.00%, due 7/15/24	200,000	203,781
4.00%, due 7/15/26	385,000	395,678
Garden State Preservation Trust, Revenue Bonds
Series B, Insured: AGM
(zero coupon), due 11/1/22	140,000	139,371
Series A
5.00%, due 11/1/22	1,200,000	1,209,366
Garden State Preservation Trust, Capital Appreciation, Revenue Bonds
Series B, Insured: AGM
(zero coupon), due 11/1/23	175,000	170,552
Gloucester County Improvement Authority (The), Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/24	1,300,000	1,371,837
Greater Egg Harbor Regional High School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
5.00%, due 2/1/23	650,000	660,910
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 3/1/23	355,000	359,704
Morris-Union Jointure Commission, Certificate of Participation
Insured: AGM
5.00%, due 8/1/26	420,000	432,468
New Brunswick Parking Authority, Revenue Bonds
Series B, Insured: MUN GOVT GTD
5.00%, due 9/1/22	700,000	701,924

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Brunswick Parking Authority, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/24	$ 900,000	$ 959,169
Series B, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/25	900,000	983,600
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series E
0.85%, due 12/1/25 (b)	1,550,000	1,465,283
New Jersey Economic Development Authority, Facilities Construction, Revenue Bonds
Series FFF
5.00%, due 6/15/23	750,000	770,560
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
5.00%, due 6/15/23	220,000	226,031
Series QQQ
5.00%, due 6/15/24	300,000	315,662
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/23	2,500,000	2,571,875
Series A, Insured: BAM
5.00%, due 7/1/27	2,275,000	2,552,518
New Jersey Economic Development Authority, New Jersey Transit Corp., Revenue Bonds
Series B
5.00%, due 11/1/25	4,035,000	4,363,761
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	275,000	306,532
New Jersey Economic Development Authority, School Facility Surcharge, Revenue Bonds
Series N-1, Insured: NATL-RE
5.50%, due 9/1/23	1,500,000	1,557,728
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	2,825,000	3,048,660
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series A
5.00%, due 12/1/24	1,750,000	1,882,788
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/25 (b)	250,000	270,951
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	10,067,000	10,240,545
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds
Insured: BHAC-CR AMBAC
(zero coupon), due 12/15/24	750,000	714,298
Series C, Insured: AGC-ICC AMBAC
(zero coupon), due 12/15/24	375,000	356,229

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds
Series C, Insured: AGC-ICC AMBAC
(zero coupon), due 12/15/25	$ 410,000	$ 379,216
Insured: BHAC-CR
(zero coupon), due 12/15/27	625,000	547,938
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/24	560,000	527,750
Insured: AMBAC
(zero coupon), due 12/15/26	1,000,000	894,140
Series A, Insured: NATL-RE
5.75%, due 6/15/24	1,210,000	1,289,711
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/25	390,000	356,660
New Jersey Transportation Trust Fund Authority, Highway Reimbursement Notes, Revenue Bonds
5.00%, due 6/15/23	355,000	364,514
Series A1
5.00%, due 6/15/25	1,360,000	1,471,330
5.00%, due 6/15/31	500,000	540,094
Newark Board of Education, School Energy Saving, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 7/15/25	600,000	652,377
Insured: BAM SCH BD RES FD
5.00%, due 7/15/26	775,000	861,177
Insured: BAM SCH BD RES FD
5.00%, due 7/15/28	750,000	860,921
Insured: BAM SCH BD RES FD
5.00%, due 7/15/29	1,350,000	1,571,905
Passaic Valley Sewerage Commission, Revenue Bonds
Series H, Insured: AGM
5.00%, due 12/1/23	2,190,000	2,282,691
Plainfield Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 8/1/25	445,000	486,689
Plumsted Township School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 7/15/23	440,000	449,870
Salem County Improvement Authority, Finlaw State Office Building Project, Revenue Bonds
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/23	300,000	306,313
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/27	505,000	545,121
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/28	400,000	435,122
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/29	300,000	326,891

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
South Jersey Transportation Authority, Revenue Bonds
Series A
5.00%, due 11/1/26	$ 500,000	$ 522,204
Series A
5.00%, due 11/1/27	500,000	521,255
Series A
5.00%, due 11/1/28	750,000	779,279
Series A
5.00%, due 11/1/29	1,200,000	1,244,493
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/24	250,000	264,431
5.00%, due 6/1/26	2,790,000	3,013,650
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/27	2,910,000	3,282,836
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/23	1,000,000	1,024,896
Series A
5.00%, due 6/1/24	8,250,000	8,670,529
Township of Belleville NJ, General Improvement, Water Utility, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/24	125,000	127,305
Township of Irvington NJ, Unlimited General Obligation
Insured: BAM
3.00%, due 6/1/25	200,000	205,263
Union Township Board of Education, Green Bond, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 8/15/25	290,000	308,789
Insured: BAM State Aid Withholding
4.00%, due 8/15/26	230,000	248,569
		93,798,594
New Mexico 0.4%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/23	1,165,000	1,205,528
County of Colfax NM, Tax Receipts, Revenue Bonds
Insured: BAM
3.00%, due 8/1/22	265,000	265,000
Insured: BAM
3.00%, due 8/1/23	270,000	272,618
Insured: BAM
3.00%, due 8/1/24	280,000	284,688
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds
Series A
5.00%, due 11/1/39 (a)	4,100,000	4,364,048
Village of Los Ranchos de Albuquerque NM, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	135,000	137,748

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico
Village of Los Ranchos de Albuquerque NM, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/24	$ 100,000	$ 103,625
4.00%, due 9/1/25	150,000	157,623
5.00%, due 9/1/26	170,000	187,477
		6,978,355
New York 6.8%
Albany County Airport Authority, Revenue Bonds
Series B
5.00%, due 12/15/22 (b)	250,000	252,774
Series B
5.00%, due 12/15/23 (b)	200,000	207,727
Series A
5.00%, due 12/15/24	60,000	64,497
Series A
5.00%, due 12/15/24	480,000	513,047
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Insured: BAM
5.00%, due 10/1/22	155,000	155,891
Insured: BAM
5.00%, due 10/1/23	225,000	233,558
Insured: BAM
5.00%, due 10/1/24	230,000	245,225
Insured: BAM
5.00%, due 10/1/26	340,000	379,868
Broome County Local Development Corp., United Health Services Hospitals, Revenue Bonds
Insured: AGM
5.00%, due 4/1/24	700,000	735,851
Insured: AGM
5.00%, due 4/1/25	800,000	861,477
Camden Central School District, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 3/15/23	635,000	644,379
Insured: BAM State Aid Withholding
4.00%, due 3/15/25	765,000	805,462
City of Elmira City NY, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 5/1/25	865,000	914,298
Insured: AGM
4.00%, due 5/1/28	355,000	387,478
Insured: AGM
4.00%, due 5/1/29	140,000	153,696
City of Long Beach NY, Limited General Obligation
Series B
5.25%, due 7/15/26	300,000	328,892
Series B
5.50%, due 7/15/24	200,000	211,932

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of Long Beach NY, Limited General Obligation
Series B
5.50%, due 7/15/25	$ 125,000	$ 135,411
City of New York NY, Unlimited General Obligation
Series B-1
4.00%, due 10/1/24	300,000	314,821
Series H-3
5.00%, due 8/1/22	300,000	300,000
City of Olean NY, Limited General Obligation
Insured: AGM
4.00%, due 8/1/25	415,000	439,584
City of Yonkers NY, Limited General Obligation
Series E, Insured: AGM
5.00%, due 9/1/23	3,035,000	3,145,946
Series C, Insured: BAM
5.00%, due 10/1/23	1,485,000	1,543,235
County of Rockland NY, Public Improvement, Limited General Obligation
Series C, Insured: AGM
4.00%, due 5/1/23	2,000,000	2,037,815
County of Suffolk NY, Limited General Obligation
Series A, Insured: AGM
4.00%, due 2/1/24	70,000	72,258
Series B, Insured: AGM
5.00%, due 10/1/22	2,045,000	2,056,418
Series C, Insured: BAM
5.00%, due 2/1/23	495,000	503,160
County of Suffolk NY, Public Improvement, Limited General Obligation
Series A, Insured: AGM
5.00%, due 6/1/26	685,000	758,298
Genesee Valley Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
5.00%, due 6/15/29	1,540,000	1,796,402
Insured: AGM State Aid Withholding
5.00%, due 6/15/30	1,565,000	1,848,110
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 6/1/23	160,000	157,599
Metropolitan Transportation Authority, Revenue Bonds
Series A
4.00%, due 11/15/26	225,000	243,562
Series D-1
5.00%, due 9/1/22	835,000	837,392
Series A-1
5.00%, due 2/1/23	950,000	964,861
Series A
5.00%, due 11/15/25	1,220,000	1,339,586
Series A
5.00%, due 11/15/26	1,225,000	1,236,802

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/26	$ 2,500,000	$ 2,523,025
Series B, Insured: AMBAC
5.25%, due 11/15/24	7,695,000	8,202,350
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B
5.00%, due 11/15/23	1,245,000	1,294,281
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
5.00%, due 12/1/23	700,000	727,554
5.00%, due 12/1/25	1,250,000	1,338,165
Mount Vernon City School District, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/15/26	1,040,000	1,154,377
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
5.00%, due 1/1/26	500,000	543,684
Insured: AGM
5.00%, due 1/1/27	1,500,000	1,660,436
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Insured: NATL-RE
9.442%, due 3/1/24 (f)	500,000	511,173
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/27	400,000	433,521
New York State Dormitory Authority, Interagency Coumcil Pooled Loan Program, Revenue Bonds
4.00%, due 7/1/23	430,000	438,760
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Insured: AGM State Aid Withholding
5.00%, due 10/1/22	140,000	140,385
New York State Dormitory Authority, St Joseph's College, Revenue Bonds
Series A
5.00%, due 7/1/23	880,000	900,848
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/23	4,150,000	4,312,744
New York State Dormitory Authority, Frodham University, Revenue Bonds
5.00%, due 7/1/24	665,000	702,391
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
5.00%, due 8/1/25	1,535,000	1,628,870
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
5.00%, due 2/15/26	2,400,000	2,590,039
New York State Energy Research & Development Authority, Green Bond, Revenue Bonds
Series A
3.745%, due 4/1/24	1,100,000	1,103,678
Series A
3.845%, due 4/1/25	1,100,000	1,103,712

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Environmental Facilities Corp., Green Bond, Revenue Bonds
5.00%, due 3/15/26	$ 60,000	$ 65,005
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series B
3.32%, due 3/15/29	3,000,000	2,913,199
New York Transportation Development Corp., Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project, Revenue Bonds
5.00%, due 1/1/23 (b)	4,335,000	4,372,098
New York Transportation Development Corp., Terminal One Group Association LP, Revenue Bonds
5.00%, due 1/1/23 (b)	1,000,000	1,009,444
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/23	2,000,000	2,075,236
5.00%, due 12/1/24 (b)	3,375,000	3,547,040
5.00%, due 12/1/25 (b)	3,690,000	3,938,131
5.00%, due 12/1/25	1,600,000	1,728,749
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/26	5,000,000	5,410,406
5.00%, due 12/1/29	5,000,000	5,528,621
Niagara Falls City School District, Certificate of Participation
Insured: AGM
4.00%, due 6/15/26	200,000	207,356
Insured: AGM
5.00%, due 6/15/24	1,100,000	1,160,128
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 6/15/25	1,375,000	1,496,391
Niagara Frontier Transportation Authority, Revenue Bonds
5.00%, due 4/1/23 (b)	825,000	841,387
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/23 (b)	2,195,000	2,238,601
Onondaga Civic Development Corp., Upstate Properties Development, Inc. Project, Revenue Bonds
Insured: BAM
1.078%, due 12/1/23	690,000	670,470
Insured: BAM
1.167%, due 12/1/24	700,000	666,489
Port Authority of New York & New Jersey, Revenue Bonds
Series 188
5.00%, due 5/1/24 (b)	665,000	697,437
Series 178
5.00%, due 12/1/25 (b)	265,000	274,720
Series 179
5.00%, due 12/1/25	190,000	198,067
5.00%, due 12/15/25	150,000	158,682
State of New York, Unlimited General Obligation
Series B
1.84%, due 3/15/30	2,000,000	1,778,207

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/26	$ 1,130,000	$ 1,183,665
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-1
0.45%, due 6/1/31	425,000	421,263
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/23	565,000	579,682
5.00%, due 7/1/24	700,000	733,962
5.00%, due 7/1/25	785,000	838,201
Town of Oyster Bay NY, Limited General Obligation
Insured: AGM
3.25%, due 8/1/22	50,000	50,000
4.00%, due 11/1/22	945,000	950,888
Insured: BAM
4.00%, due 11/1/23	365,000	375,470
Insured: AGM
4.00%, due 3/1/25	2,295,000	2,417,837
Insured: BAM
4.00%, due 11/1/25	1,250,000	1,332,196
Whitesboro Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 6/15/25	2,325,000	2,464,463
		110,460,796
North Carolina 0.8%
County of Guilford NC, Unlimited General Obligation
4.00%, due 3/1/26	200,000	215,456
North Carolina Capital Facilities Finance Agency, Campbell University, Revenue Bonds
Series B
1.05%, due 10/1/23	1,000,000	965,941
North Carolina Capital Facilities Finance Agency, High Point University, Revenue Bonds
4.00%, due 5/1/24	190,000	196,458
5.00%, due 5/1/25	240,000	258,360
5.00%, due 5/1/26	275,000	301,986
5.00%, due 5/1/27	395,000	441,451
5.00%, due 5/1/28	400,000	451,987
North Carolina Turnpike Authority, Revenue Bonds
Series A
5.00%, due 7/1/23	250,000	256,865
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	9,100,000	9,497,000
Winston-Salem State University, Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/24	500,000	528,397
		13,113,901

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota 0.1%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
5.00%, due 12/1/25	$ 215,000	$ 231,657
5.00%, due 12/1/26	275,000	301,322
University of North Dakota, Certificate of Participation
Series A, Insured: AGM
5.00%, due 6/1/24	800,000	845,435
		1,378,414
Ohio 1.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.00%, due 11/15/25	250,000	269,142
5.00%, due 11/15/26	400,000	438,288
Bethel Local School District, School Facilities, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	120,000	120,945
Insured: BAM
4.00%, due 12/1/23	175,000	180,116
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-1
2.00%, due 6/1/27	5,370,000	4,925,928
City of Cleveland OH, Airport System, Revenue Bonds
Series B
5.00%, due 1/1/23 (b)	400,000	404,876
Series C
5.00%, due 1/1/24	430,000	448,956
City of Dayton OH, Airport, Revenue Bonds (b)
Series A, Insured: AGM
5.00%, due 12/1/23	1,155,000	1,157,766
Insured: AGM
5.00%, due 12/1/25	585,000	586,207
City of Lorain OH, Limited General Obligation
Insured: BAM
3.00%, due 12/1/22	300,000	301,469
Insured: BAM
3.00%, due 12/1/24	800,000	818,764
Series A, Insured: BAM
4.00%, due 12/1/23	300,000	308,971
City of Middleburg Heights OH, Southwest General Health Center Project, Revenue Bonds
1.949%, due 8/1/22	200,000	200,000
4.00%, due 8/1/22	160,000	160,000
4.00%, due 8/1/23	125,000	127,490
4.00%, due 8/1/24	180,000	186,223
4.00%, due 8/1/25	150,000	157,360
City of Sharonville OH, Revenue Bonds
Insured: BAM
4.00%, due 12/1/22	300,000	302,554
Insured: BAM
4.00%, due 12/1/23	580,000	597,733

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
City of Sharonville OH, Revenue Bonds
Insured: BAM
4.00%, due 12/1/24	$ 745,000	$ 781,775
Insured: BAM
4.00%, due 12/1/25	715,000	762,092
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Natural History Project, Revenue Bonds
5.00%, due 7/1/25	125,000	135,376
5.00%, due 7/1/26	125,000	138,184
5.00%, due 7/1/27	125,000	140,694
5.00%, due 7/1/28	125,000	142,233
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
3.00%, due 12/1/22	355,000	356,762
Insured: BAM
4.00%, due 12/1/26	275,000	297,876
Conotton Valley Union Local School District, School Facilities Project, Certificate of Participation
Insured: AGM
5.00%, due 12/1/26	300,000	328,979
Hillsdale Local School District, School Facilities Project, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	1,200,000	1,209,734
Insured: BAM
4.00%, due 12/1/23	675,000	695,186
Ironton City School District, Unlimited General Obligation
Insured: SD CRED PROG
(zero coupon), due 12/1/24	660,000	626,813
Lancaster Port Authority, Revenue Bonds
Series A
5.00%, due 8/1/22	235,000	235,000
Series A
5.00%, due 8/1/49 (a)	3,890,000	4,122,168
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, due 10/1/22	385,000	387,182
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series E
5.00%, due 1/15/24	50,000	52,150
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/24	135,000	142,626
5.00%, due 11/15/25	140,000	150,857
5.00%, due 11/15/26	140,000	153,460
Triway Local School District, Certificate of Participation
Insured: BAM
4.00%, due 12/1/26	630,000	680,502
		23,232,437

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon 1.0%
Columbia County School District No. 502, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/26	$ 565,000	$ 630,452
County of Yamhill OR, George Fox University Project, Revenue Bonds
4.00%, due 12/1/22	175,000	176,343
4.00%, due 12/1/23	150,000	154,185
4.00%, due 12/1/25	780,000	821,302
Salem-Keizer School District No. 24J, Limited General Obligation
(zero coupon), due 6/15/24	1,785,000	1,717,746
(zero coupon), due 6/15/25	1,830,000	1,717,318
Salem-Keizer School District No. 24J, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/25	6,300,000	5,927,199
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/26	2,335,000	2,141,248
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
2.015%, due 11/1/25	750,000	718,533
2.165%, due 11/1/26	1,000,000	951,108
2.37%, due 11/1/27	1,000,000	940,710
		15,896,144
Pennsylvania 3.9%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
4.00%, due 9/1/22	900,000	901,770
Allegheny Valley Joint Sewage Authority, Green Bond, Revenue Bonds
Insured: BAM
4.00%, due 8/1/23	100,000	102,342
Borough of Carnegie, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/24	115,000	117,645
Borough of Quakertown PA, Unlimited General Obligation
Insured: AGM
4.00%, due 2/1/23	275,000	278,287
Brownsville Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 11/15/22	375,000	377,663
Chichester School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL-RE State Aid Withholding
(zero coupon), due 3/1/25	125,000	118,063
City of Allentown PA, Unlimited General Obligation
Insured: BAM
4.00%, due 10/1/22	175,000	175,678
Insured: BAM
4.00%, due 10/1/23	410,000	420,362
City of Bethlehem PA, Unlimited General Obligation
Insured: BAM
5.00%, due 4/1/24	225,000	237,284

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Philadelphia PA, Airport, Revenue Bonds
Series B
5.00%, due 7/1/23 (b)	$ 2,000,000	$ 2,053,812
City of Pittston PA, Unlimited General Obligation
Series A, Insured: BAM
1.00%, due 11/15/22	125,000	124,750
Series A, Insured: BAM
4.00%, due 11/15/23	175,000	179,215
Series A, Insured: BAM
4.00%, due 11/15/24	265,000	274,833
Series A, Insured: BAM
4.00%, due 11/15/25	275,000	288,596
City of Reading PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 11/1/24	1,665,000	1,775,329
City of Williamsport PA, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/25	25,000	27,164
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.00%, due 6/1/25	1,500,000	1,611,865
County of Lackawanna PA, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 9/15/29	100,000	101,148
County of Lawrence PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 5/15/24	15,000	15,830
County of Mercer PA, Unlimited General Obligation
Insured: BAM
2.00%, due 10/1/22	325,000	325,288
Deer Creek Drainage Basin Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/1/25	365,000	401,250
Insured: AGM
5.00%, due 12/1/26	265,000	297,402
Greencastle-Antrim School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 4/15/26	475,000	526,663
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/23	110,000	112,271
Insured: BAM
5.00%, due 5/1/24	110,000	115,017
Lancaster Higher Education Authority, Harrisburg Area Community College Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/24	465,000	492,826
Laurel Highlands School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 2/1/23	300,000	303,271

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Laurel Highlands School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 2/1/24	$ 315,000	$ 324,544
Insured: BAM State Aid Withholding
4.00%, due 2/1/25	345,000	362,352
Lycoming County Authority, Pennsylvania College of Technology Project, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	675,000	695,967
Mckeesport Area School District, Capital Appreciation, Unlimited General Obligation
Series C, Insured: AMBAC State Aid Withholding
(zero coupon), due 10/1/28	145,000	118,895
Milton Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
5.00%, due 9/1/24	865,000	921,501
Insured: AGM State Aid Withholding
5.00%, due 9/1/25	900,000	983,883
Insured: AGM State Aid Withholding
5.00%, due 9/1/26	565,000	632,669
Mount Union Area School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 8/1/23	1,175,000	1,201,458
Insured: BAM State Aid Withholding
4.00%, due 8/1/24	915,000	953,386
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 11/1/22	460,000	462,843
Series B, Insured: AGM
4.00%, due 11/1/23	480,000	493,889
North Huntingdon Township Municipal Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/28	200,000	230,229
Insured: AGM
5.00%, due 4/1/29	365,000	426,508
Norwin School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 11/15/22	165,000	166,626
Insured: BAM State Aid Withholding
5.00%, due 11/15/25	190,000	209,025
Panther Valley School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 10/15/25	325,000	345,908
Penn Hills School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 10/1/26	4,845,000	5,415,169
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp., Revenue Bonds
0.40%, due 10/1/23	5,000,000	4,883,673
Pennsylvania Economic Development Financing Authority, Water & Wastewater, Revenue Bonds
3.00%, due 1/1/23	745,000	748,439

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds
5.00%, due 5/1/24	$ 325,000	$ 341,541
Pennsylvania Turnpike Commission, Revenue Bonds
Series C
4.00%, due 12/1/22	1,000,000	1,007,911
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
Series B
5.00%, due 6/1/29	10,000,000	10,966,506
Philadelphia Gas Works Co., Revenue Bonds
5.00%, due 8/1/22	150,000	150,000
5.00%, due 10/1/24	1,000,000	1,066,196
Philadelphia Municipal Authority, Revenue Bonds
Series B, Insured: AGM
5.00%, due 1/15/23	825,000	837,523
Pottstown School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/1/23	375,000	381,986
Insured: BAM State Aid Withholding
4.00%, due 6/1/24	650,000	674,673
Riverside School District, Limited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/22	225,000	225,195
Insured: BAM State Aid Withholding
4.00%, due 10/15/25	275,000	291,891
School District of Philadelphia (The), Limited General Obligation
Series F, Insured: BAM State Aid Withholding
5.00%, due 9/1/25	500,000	545,204
Series A, Insured: State Aid Withholding
5.00%, due 9/1/26	550,000	612,668
South Wayne County Water and Sewer Authority, Revenue Bonds
Insured: BAM
4.00%, due 2/15/25	440,000	462,751
Insured: BAM
4.00%, due 2/15/26	410,000	438,287
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
5.00%, due 2/1/26	2,930,000	3,229,882
State Public School Building Authority, Crawford County Career and Technical Center, Revenue Bonds
Insured: BAM State Aid Withholding
4.00%, due 3/1/23	395,000	400,625
Insured: BAM State Aid Withholding
4.00%, due 3/1/24	405,000	417,678
Insured: BAM State Aid Withholding
4.00%, due 3/1/25	150,000	157,757
Insured: BAM State Aid Withholding
4.00%, due 3/1/26	185,000	197,835

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
State Public School Building Authority, Northampton County Area Community College Foundation, Revenue Bonds
Insured: BAM State Aid Withholding
5.00%, due 3/1/23	$ 520,000	$ 530,093
Insured: BAM State Aid Withholding
5.00%, due 3/1/24	560,000	588,533
State Public School Building Authority, Harrisburg School District, Revenue Bonds
Insured: AGM State Aid Withholding
5.00%, due 12/1/23	300,000	313,184
Insured: AGM State Aid Withholding
5.00%, due 12/1/23	1,700,000	1,773,099
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds
Insured: BAM
5.00%, due 7/15/24	430,000	454,875
United School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 11/15/22	525,000	527,161
Insured: AGM State Aid Withholding
5.00%, due 11/15/23	125,000	130,092
Valley View School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
1.25%, due 5/15/23	30,000	29,583
Series B, Insured: BAM State Aid Withholding
1.55%, due 5/15/24	600,000	582,628
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM State Aid Withholding
4.00%, due 2/15/26	415,000	443,485
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project, Revenue Bonds
4.00%, due 11/15/22	140,000	140,443
4.00%, due 11/15/24	110,000	112,311
4.00%, due 11/15/25	115,000	118,025
4.00%, due 11/15/26	120,000	123,279
Westmoreland County Industrial Development Authority, Excela Health Project, Revenue Bonds
Series A
4.00%, due 7/1/23	350,000	354,829
Series A
4.00%, due 7/1/24	350,000	359,017
Wilkinsburg-Penn Joint Water Authority (The), Green Bond, Revenue Bonds
Insured: BAM
4.00%, due 9/15/24	330,000	344,806
Insured: BAM
4.00%, due 9/15/25	390,000	414,400
Insured: BAM
4.00%, due 9/15/27	650,000	710,638
Woodland Hills School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
4.00%, due 9/1/22	485,000	486,025

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
York City Sewer Authority, Revenue Bonds
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/26	$ 405,000	$ 454,698
		62,729,901
Puerto Rico 0.0% ‡
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group, Revenue Bonds
5.00%, due 7/1/27	450,000	499,205
Rhode Island 0.5%
Providence Public Building Authority, Capital Improvement Projects, Revenue Bonds
Series A, Insured: AGM
4.00%, due 9/15/23	1,000,000	1,024,494
Rhode Island Health and Educational Building Corp., Rhode Island School of Design, Revenue Bonds
1.313%, due 8/15/24	375,000	359,094
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/25	1,000,000	1,054,932
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series 77A
5.00%, due 4/1/26	1,000,000	1,097,343
Series 77A
5.00%, due 10/1/26	1,180,000	1,308,401
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/1/24	300,000	318,086
Series A
5.00%, due 12/1/25	875,000	945,993
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	1,000,000	1,081,135
		7,189,478
South Carolina 0.4%
Greenville County School District, Building Equity Sooner, Revenue Bonds
5.00%, due 12/1/22	130,000	131,560
Piedmont Municipal Power Agency, Revenue Bonds
Series A
4.00%, due 1/1/25	1,350,000	1,412,247
South Carolina Ports Authority, Revenue Bonds
5.00%, due 7/1/29	325,000	345,864
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series C
5.00%, due 12/1/25	2,500,000	2,643,627
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM
4.00%, due 6/1/23	500,000	509,857

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM
4.00%, due 6/1/24	$ 985,000	$ 1,022,389
Insured: BAM
4.00%, due 6/1/25	1,025,000	1,080,715
		7,146,259
South Dakota 0.1%
County of Lawrence SD, Certificate of Participation
Insured: AGM
5.00%, due 12/1/22	100,000	101,153
Insured: AGM
5.00%, due 12/1/23	100,000	104,367
Insured: AGM
5.00%, due 12/1/24	100,000	107,279
Insured: AGM
5.00%, due 12/1/25	125,000	137,372
Insured: AGM
5.00%, due 12/1/26	100,000	112,139
South Dakota Health & Educational Facilities Authority, Sanford, Revenue Bonds
1.225%, due 11/1/24	450,000	428,022
South Dakota Health & Educational Facilities Authority, Monument Health, Revenue Bonds
Series A
5.00%, due 9/1/24	435,000	459,019
Tri-Valley School District No. 49-6, Unlimited General Obligation
Insured: AGM
5.00%, due 7/15/25	150,000	163,636
Insured: AGM
5.00%, due 7/15/27	200,000	228,095
Insured: AGM
5.00%, due 7/15/28	220,000	254,789
		2,095,871
Tennessee 0.6%
Memphis-Shelby County Airport Authority, Revenue Bonds
Series C
1.875%, due 7/1/25 (b)	2,000,000	1,952,307
5.00%, due 7/1/25	250,000	269,132
5.00%, due 7/1/26	155,000	169,457
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/23	135,000	136,770
Series B
4.00%, due 10/1/24	170,000	172,270
Series B
4.00%, due 10/1/25	170,000	172,687

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/26	$ 150,000	$ 152,428
Series B
4.00%, due 10/1/27	585,000	593,596
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
5.00%, due 5/1/25	980,000	1,050,082
5.00%, due 5/1/26	950,000	1,037,499
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/28	1,375,000	1,280,435
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
4.00%, due 5/1/48 (a)	2,625,000	2,658,068
		9,644,731
Texas 9.0%
Aledo Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/26	200,000	184,633
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/26	135,000	150,026
Alvin Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/24	90,000	94,691
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF-GTD
3.00%, due 12/1/27	725,000	746,382
Series A, Insured: PSF-GTD
3.00%, due 12/1/28	745,000	766,644
Series A, Insured: PSF-GTD
3.00%, due 12/1/29	770,000	792,330
Series A, Insured: PSF-GTD
4.00%, due 12/1/23	200,000	206,142
Series A, Insured: PSF-GTD
4.00%, due 12/1/24	225,000	235,581
Series A, Insured: PSF-GTD
4.00%, due 12/1/25	340,000	360,697
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Series C, Insured: PSF-GTD
4.00%, due 2/15/24	45,000	46,575
Arlington Higher Education Finance Corp., Faith Family Academy Charter Schools, Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/15/26	175,000	187,164
Series A, Insured: PSF-GTD
4.00%, due 8/15/27	135,000	145,889

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Arlington Higher Education Finance Corp., Faith Family Academy Charter Schools, Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/15/29	$ 400,000	$ 435,134
Arlington Higher Education Finance Corp., Compass Academy Charter School, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/1/27	435,000	469,967
Series A, Insured: PSF-GTD
4.00%, due 8/1/28	255,000	276,307
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A, Insured: PSF-GTD
5.00%, due 8/15/23	355,000	367,359
Series A, Insured: PSF-GTD
5.00%, due 8/15/24	185,000	196,347
Series A, Insured: PSF-GTD
5.00%, due 8/15/24	450,000	477,601
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: AGM
3.50%, due 3/1/23	495,000	499,618
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	385,000	385,449
Insured: BAM
3.00%, due 9/1/23	410,000	415,354
Brazos Higher Education Authority, Inc., Revenue Bonds
Series 1A
1.305%, due 4/1/24	750,000	720,232
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/25	135,000	143,632
5.00%, due 1/1/26	245,000	266,321
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	9,000,000	9,460,520
5.00%, due 1/1/27	3,655,000	3,963,459
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: BHAC-CR AMBAC
(zero coupon), due 8/15/26	2,250,000	2,046,638
Central Texas Turnpike System, Capital Appreciation, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/29	1,125,000	916,498
Cibolo Canyons Special Improvement District, Valorem Tax Utility System, Limited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/22	365,000	365,459
Series A, Insured: AGM
5.00%, due 8/15/23	575,000	591,829
Cinco Southwest Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
2.00%, due 12/1/22	470,000	470,744

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Cinco Southwest Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 12/1/22	$ 275,000	$ 275,435
City of Alvin TX, Water & Sewer System, Revenue Bonds
Insured: AGM
5.00%, due 2/1/24	1,225,000	1,284,382
Insured: AGM
5.00%, due 2/1/25	1,225,000	1,321,595
City of Austin TX, Airport System, Revenue Bonds
5.00%, due 11/15/22 (b)	200,000	201,756
Series B
5.00%, due 11/15/24 (b)	250,000	265,672
5.00%, due 11/15/25 (b)	1,630,000	1,769,830
5.00%, due 11/15/26	500,000	529,843
City of Austin TX, Electric Utility, Revenue Bonds
Series A
5.00%, due 11/15/25	685,000	753,358
City of Bryan TX, Electric System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/25	295,000	319,922
City of Dallas TX, Hotel Occupancy Tax, Revenue Bonds
5.00%, due 8/15/24	715,000	757,675
City of Dallas TX Housing Finance Corp., Highpoint at Wynnewood, Revenue Bonds
3.50%, due 2/1/44 (a)	2,900,000	2,958,146
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 9/1/22	150,000	149,784
Insured: BAM
5.00%, due 9/1/22	485,000	486,361
5.00%, due 9/1/23	1,005,000	1,039,427
5.00%, due 9/1/24	3,180,000	3,372,943
5.00%, due 9/1/25	1,000,000	1,058,781
5.00%, due 9/1/25	1,520,000	1,654,043
5.00%, due 9/1/26	430,000	477,748
City of Houston TX, Airport System, Revenue Bonds, Sub. Lien
Series D
5.00%, due 7/1/24	2,000,000	2,124,115
Series C
5.00%, due 7/1/25 (b)	805,000	866,605
Series C
5.00%, due 7/1/27 (b)	175,000	194,990
City of Laredo TX, International Toll Bridge System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 10/1/22	150,000	150,865
City of Lewisville TX, Lewisville Castle Hills Public Improvement District No. 3 Project, Special Assessment
Insured: AGM
5.00%, due 9/1/24	1,045,000	1,082,742

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Lockhart TX, Limited General Obligation
Insured: BAM
5.00%, due 8/1/25	$ 500,000	$ 530,170
City of Mission TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	775,000	812,493
Insured: BAM
5.00%, due 2/15/25	900,000	966,390
Insured: BAM
5.00%, due 2/15/26	770,000	845,144
City of Mission TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	550,000	576,608
Insured: BAM
5.00%, due 2/15/25	570,000	612,047
Insured: BAM
5.00%, due 2/15/26	500,000	548,795
City of Mount Pleasant TX, Texas Combination Tax and Certificates of Obligation, Limited General Obligation
Insured: AGM
5.00%, due 5/15/25	435,000	471,651
Insured: AGM
5.00%, due 5/15/26	520,000	577,681
Insured: AGM
5.00%, due 5/15/27	520,000	590,399
Insured: AGM
5.00%, due 5/15/28	550,000	634,525
City of Rio Grande City TX, Certificates of Obligation, Limited General Obligation
Insured: AGM
4.00%, due 2/15/23	505,000	511,124
Insured: AGM
4.00%, due 2/15/24	545,000	562,306
Insured: AGM
4.00%, due 2/15/25	610,000	642,729
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
5.00%, due 2/1/24	2,500,000	2,624,610
5.00%, due 2/1/25	4,250,000	4,589,461
City of Sugar Land TX, Waterworks & Sewer System, Revenue Bonds
5.00%, due 8/15/25	1,960,000	2,138,475
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/23	150,000	152,005
Clifton Higher Education Finance Corp., International Leadership of Texas, Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/28	515,000	589,041
Insured: PSF-GTD
5.00%, due 8/15/29	275,000	319,015
Clifton Higher Education Finance Corp. TX, IDEA Public Schools, Revenue Bonds
Series A
5.00%, due 8/15/23	330,000	339,830

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Clifton Higher Education Finance Corp. TX, IDEA Public Schools, Revenue Bonds
Series A
5.00%, due 8/15/24	$ 340,000	$ 358,408
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM
5.00%, due 9/15/22	245,000	246,028
Insured: AGM
5.00%, due 9/15/23	240,000	248,880
Insured: AGM
5.00%, due 9/15/24	250,000	266,019
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: BAM
4.50%, due 3/1/24	10,000	10,421
Insured: BAM
4.50%, due 3/1/25	135,000	144,016
Insured: BAM
4.50%, due 3/1/26	280,000	304,849
Insured: BAM
4.50%, due 3/1/27	295,000	327,087
Insured: BAM
4.50%, due 3/1/28	305,000	341,906
Comal Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/25	1,650,000	1,780,949
County of Harris TX, Limited General Obligation
Series A
5.00%, due 10/1/22	100,000	100,583
Dallas Fort Worth International Airport, Revenue Bonds
Series A
5.00%, due 11/1/23	1,110,000	1,153,514
Decatur Hospital Authority, Wise Health System, Revenue Bonds
Series B
5.00%, due 9/1/22	200,000	200,500
Series B
5.00%, due 9/1/25	650,000	698,845
Series B
5.00%, due 9/1/26	750,000	819,762
Series B
5.00%, due 9/1/27	840,000	928,135
Series B
5.00%, due 9/1/28	845,000	939,820
Series B
5.00%, due 9/1/29	1,070,000	1,197,730
Denton County Municipal Utility District No. 6, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/23	370,000	380,221
Insured: AGM
4.50%, due 9/1/23	260,000	267,182

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Denton County Municipal Utility District No. 6, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/25	$ 400,000	$ 431,221
Insured: AGM
4.50%, due 9/1/25	280,000	301,855
DeSoto Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/26	680,000	617,553
Ector County Hospital District, Limited General Obligation
5.00%, due 9/15/22	400,000	401,312
5.00%, due 9/15/23	430,000	441,980
5.00%, due 9/15/24	450,000	471,072
5.00%, due 9/15/25	500,000	532,095
Ennis Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/25/30	800,000	619,932
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	465,000	465,991
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/24	365,000	373,096
Insured: BAM
3.00%, due 9/1/25	465,000	479,078
Insured: BAM
3.00%, due 9/1/26	515,000	534,196
Fort Bend County Municipal Utility District No. 169, Unlimited General Obligation
Insured: AGM
2.00%, due 12/1/26	665,000	651,639
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/22	290,000	290,546
Series A, Insured: AGM
4.00%, due 9/1/24	290,000	303,062
Series A, Insured: AGM
4.00%, due 9/1/25	290,000	308,405
Fort Bend County Municipal Utility District No. 206, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/25	300,000	323,416
Insured: BAM
4.50%, due 9/1/26	300,000	329,562
Fort Bend County Municipal Utility District No. 48, Unlimited General Obligation
Insured: BAM
3.00%, due 10/1/24	310,000	316,572
Insured: BAM
3.00%, due 10/1/25	310,000	319,579

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend County Municipal Utility District No. 57, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/24	$ 95,000	$ 96,768
Insured: AGM
3.00%, due 4/1/25	250,000	256,908
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	175,000	178,078
Insured: BAM
4.50%, due 4/1/24	175,000	182,389
Insured: BAM
4.50%, due 4/1/25	175,000	186,284
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM
4.25%, due 12/1/22	400,000	403,426
Insured: AGM
4.50%, due 12/1/23	425,000	439,750
Insured: AGM
4.50%, due 12/1/24	675,000	716,062
Green Valley Special Utility District, Revenue Bonds (e)
Insured: BAM
7.00%, due 9/15/24	375,000	411,133
Insured: BAM
7.00%, due 9/15/25	495,000	563,050
Gulfgate Redevelopment Authority, Tax Allocation
Insured: AGM
4.00%, due 9/1/23	325,000	331,020
Insured: AGM
4.00%, due 9/1/25	440,000	466,554
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: AGM
4.50%, due 3/1/26	250,000	271,915
Harris County Municipal Utility District No. 196, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/22	290,000	290,584
Harris County Municipal Utility District No. 370, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/22	355,000	356,762
Insured: AGM
3.00%, due 12/1/24	250,000	256,087
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM
4.00%, due 4/1/23	175,000	177,807
Insured: AGM
4.00%, due 4/1/24	175,000	180,963
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 9/1/25	275,000	283,243

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 489, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/24	$ 615,000	$ 643,472
Insured: BAM
4.00%, due 9/1/25	615,000	653,461
Harris County Municipal Utility District No. 50, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/24	125,000	129,071
Insured: BAM
4.00%, due 3/1/25	150,000	157,333
Insured: BAM
4.00%, due 3/1/26	150,000	159,443
Insured: BAM
4.00%, due 3/1/27	175,000	188,513
Harris County Municipal Utility District No. 504, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/25	390,000	419,954
Insured: AGM
4.50%, due 9/1/26	405,000	445,076
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 11/15/24	150,000	159,923
Series A, Insured: AGM
5.00%, due 11/15/25	245,000	260,800
Series A
5.00%, due 11/15/28	1,440,000	1,512,316
Harris-Fort Bend Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: AGM
4.00%, due 4/1/25	560,000	591,545
Insured: AGM
4.00%, due 4/1/26	585,000	627,449
Insured: AGM
4.00%, due 4/1/27	615,000	669,002
Hidalgo County Drain District No. 1, Unlimited General Obligation
5.00%, due 9/1/23	100,000	103,666
Houston Higher Education Finance Corp., Houston Baptist University, Revenue Bonds
1.50%, due 10/1/22	100,000	99,703
1.75%, due 10/1/24	115,000	110,507
2.00%, due 10/1/25	150,000	142,376
Hunt Memorial Hospital District Charitable Health, Limited General Obligation
5.00%, due 2/15/23	325,000	330,177
5.00%, due 2/15/24	275,000	285,961
5.00%, due 2/15/25	450,000	478,022
5.00%, due 2/15/26	800,000	866,414
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM
2.00%, due 5/1/26	130,000	128,465

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM
4.50%, due 5/1/23	$ 120,000	$ 122,405
Insured: AGM
4.50%, due 5/1/24	85,000	88,750
Insured: AGM
4.50%, due 5/1/25	125,000	133,591
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/24	155,000	157,890
Series 1B, Insured: AGM
3.00%, due 9/1/24	360,000	367,607
Insured: BAM
3.00%, due 3/1/25	170,000	174,075
Insured: BAM
6.50%, due 3/1/25	300,000	333,102
Insured: BAM
6.50%, due 3/1/26	360,000	412,436
Insured: BAM
6.50%, due 3/1/27	375,000	442,243
Insured: BAM
6.50%, due 3/1/28	390,000	471,727
Leander Independent School District, Unlimited General Obligation
Series D, Insured: PSF-GTD
(zero coupon), due 8/15/24	55,000	52,695
Series D, Insured: PSF-GTD
(zero coupon), due 8/15/40	2,125,000	947,952
Series C, Insured: PSF-GTD
(zero coupon), due 8/15/43	450,000	158,300
Series C, Insured: PSF-GTD
(zero coupon), due 8/15/45	300,000	93,572
Series C, Insured: PSF-GTD
5.00%, due 8/15/23	340,000	352,480
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/25	2,590,000	2,726,330
Mabank Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/26	950,000	852,445
Martin County Hospital District, Limited General Obligation
4.00%, due 4/1/23	140,000	142,003
4.00%, due 4/1/24	100,000	103,108
4.00%, due 4/1/25	150,000	157,885
4.00%, due 4/1/26	300,000	318,616
Matagorda County Navigation District No. 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	6,530,000	7,388,797

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Metropolitan Transit Authority of Harris County Sales & Use Tax, Revenue Bonds
Series A
5.00%, due 11/1/25	$ 255,000	$ 280,262
Montgomery County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	380,000	380,747
Montgomery County Municipal Utility District No. 132, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/22	170,000	170,404
Montgomery County Municipal Utility District No. 139, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/25	260,000	277,449
North Forest Municipal Utility District, Unlimited General Obligation
Insured: BAM
3.00%, due 4/1/23	30,000	30,262
North Fort Bend Water Authority, Revenue Bonds
Series B
5.00%, due 12/15/24	1,435,000	1,543,481
Series B
5.00%, due 12/15/25	1,350,000	1,490,597
North Texas Municipal Water District, Sabine Creek Regional Wastewater Systems Project, Revenue Bonds
Insured: AGM
4.00%, due 6/1/24	350,000	363,285
Northwest Harris County Municipal Utility District No. 10, Green Bond, Unlimited General Obligation
Insured: BAM
5.00%, due 4/1/23	520,000	531,165
Insured: BAM
5.00%, due 4/1/24	635,000	666,451
Northwest Harris County Municipal Utility District No. 19, Unlimited General Obligation
Insured: AGM
3.00%, due 10/1/22	120,000	120,284
Insured: AGM
3.00%, due 10/1/24	240,000	245,891
Insured: AGM
3.00%, due 10/1/26	200,000	208,092
Insured: AGM
3.00%, due 10/1/28	155,000	159,416
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/25	295,000	280,889
Pecan Grove Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	100,000	100,202
Port Arthur Independent School District, Unlimited General Obligation
Insured: AGM
5.00%, due 2/15/24	675,000	707,655

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Remington Municipal Utility District No. 1, Unlimited General Obligation
Insured: AGM
3.00%, due 9/1/22	$ 330,000	$ 330,401
San Antonio Housing Trust Public Facility Corp., Country Club Village LP, Revenue Bonds
4.00%, due 8/1/26 (a)	2,500,000	2,607,160
Sienna Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM
2.00%, due 9/1/22	435,000	435,160
Insured: AGM
3.00%, due 9/1/25	125,000	128,181
Sonterra Municipal Utility District, Unlimited General Obligation
Insured: AGM
4.00%, due 8/15/24	330,000	344,573
Insured: AGM
4.00%, due 8/15/25	340,000	361,198
Insured: AGM
4.00%, due 8/15/26	350,000	377,126
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	150,000	150,289
Insured: BAM
4.00%, due 9/1/23	330,000	337,789
Insured: BAM
4.00%, due 9/1/24	345,000	359,243
Insured: BAM
4.00%, due 9/1/25	355,000	375,888
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
5.00%, due 9/1/22	200,000	200,547
Insured: AGM
5.00%, due 9/1/24	300,000	316,753
Insured: AGM
5.00%, due 9/1/25	300,000	323,470
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Project, Revenue Bonds
Insured: AGM
1.356%, due 9/1/24	825,000	783,388
Insured: AGM
1.386%, due 9/1/25	600,000	555,296
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds
5.00%, due 10/1/27	1,100,000	1,141,318
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/29	875,000	966,382
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	750,000	756,646
Texas Municipal Power Agency, Transmission System, Revenue Bonds
Insured: AGM
3.00%, due 9/1/26	1,240,000	1,286,563

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.00%, due 5/1/28	$ 500,000	$ 541,567
Timber Lane Utility District, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/24	65,000	67,873
Travis County Water Control & Improvement District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/22	425,000	425,387
Insured: BAM
4.00%, due 8/15/25	480,000	509,342
Trinity River Authority, Ten Mile Creek System, Revenue Bonds
5.00%, due 8/1/26	1,390,000	1,551,190
Viridian Municipal Management District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	550,000	554,314
Insured: AGM
4.00%, due 12/1/22	395,000	398,098
Insured: AGM
4.00%, due 12/1/23	300,000	308,771
Insured: AGM
4.00%, due 12/1/23	305,000	313,917
Viridian Municipal Management District, Unlimited Tax Road Improvement, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	175,000	176,373
Insured: BAM
4.00%, due 12/1/24	370,000	387,873
Williamson County Municipal Utility District No. 19, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/15/23	245,000	253,195
Series A, Insured: BAM
5.00%, due 8/15/24	250,000	264,715
Series A, Insured: BAM
5.00%, due 8/15/25	260,000	281,911
		145,280,626
U.S. Virgin Islands 1.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	3,850,000	4,012,193
Series A
5.00%, due 10/1/26	15,430,000	16,216,310
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/22	665,000	673,409
Insured: NATL-RE
5.00%, due 10/1/24	395,000	401,161
		21,303,073

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 1.1%
City of Salt Lake City UT, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	$ 95,000	$ 99,975
Series A
5.00%, due 7/1/25	2,190,000	2,357,596
Series A
5.00%, due 7/1/27	2,500,000	2,781,898
Series A
5.00%, due 7/1/28	5,420,000	6,100,508
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
(zero coupon), due 4/15/25	615,000	567,991
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/23	175,000	177,800
Insured: UT CSCE
4.00%, due 4/15/24	280,000	288,781
Insured: UT CSCE
4.00%, due 4/15/26	400,000	424,421
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/24	255,000	265,839
Series A, Insured: UT CSCE
4.00%, due 10/15/25	265,000	280,177
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/24	340,000	355,735
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
2.00%, due 10/15/25	365,000	364,776
2.00%, due 10/15/26	505,000	502,991
3.00%, due 10/15/27	145,000	150,798
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/25	565,000	558,526
4.00%, due 10/15/23	755,000	762,404
4.00%, due 10/15/27	550,000	562,159
4.00%, due 10/15/28	350,000	354,400
5.00%, due 10/15/25	1,000,000	1,048,752
		18,005,527
Vermont 0.4%
City of Burlington VT, Airport, Revenue Bonds
Series A
4.00%, due 7/1/23	400,000	406,721
Series A
4.00%, due 7/1/24	415,000	428,206
Series A
5.00%, due 7/1/25	430,000	460,268

	Principal Amount	Value
Long-Term Municipal Bonds
Vermont
Vermont Student Assistance Corp., Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 6/15/23	$ 1,150,000	$ 1,181,021
Series A
5.00%, due 6/15/24	850,000	894,376
Series A
5.00%, due 6/15/25	875,000	934,502
Vermont Student Assistance Corp., Revenue Bonds (b)
Series A
5.00%, due 6/15/25	1,300,000	1,388,404
Series A
5.00%, due 6/15/26	175,000	190,352
		5,883,850
Virginia 0.5%
Capital Region Airport Commission, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/27	1,005,000	1,085,209
Lynchburg Economic Development Authority, Centra Health Obligated Group, Revenue Bonds
4.00%, due 1/1/27	425,000	445,500
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	417,592
5.00%, due 7/1/25	160,000	173,423
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home, Revenue Bonds
4.00%, due 12/1/22	300,000	301,389
Spotsylvania County Economic Development Authority, Revenue Bonds
5.00%, due 6/1/25	3,130,000	3,399,339
Virginia Small Business Financing Authority, LifeSpire of Virginia, Revenue Bonds
3.00%, due 12/1/22	240,000	240,043
3.00%, due 12/1/23	300,000	299,876
3.00%, due 12/1/24	220,000	218,867
3.00%, due 12/1/25	230,000	227,620
3.00%, due 12/1/26	235,000	230,959
Virginia Small Business Financing Authority, National Senior Campuses, Inc. Obligated Group, Revenue Bonds
5.00%, due 1/1/23	500,000	505,241
5.00%, due 1/1/24	550,000	569,858
		8,114,916
Washington 1.0%
Kittitas County School District No. 401 Ellensburg, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/22	1,800,000	1,821,230
Northwest Open Access Network, Revenue Bonds
0.691%, due 12/1/22	1,200,000	1,190,922
0.791%, due 12/1/23	1,260,000	1,215,382
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/23	100,000	101,077

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Pierce County School District No. 320 Sumner, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 12/1/26	$ 2,500,000	$ 2,650,693
Spokane Public Facilities District, Revenue Bonds
Series B
5.00%, due 12/1/23	1,175,000	1,209,004
Washington Higher Education Facilities Authority, Whitman College Project, Revenue Bonds
Series B
2.337%, due 1/1/29	7,090,000	6,516,880
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/22	150,000	150,556
4.00%, due 10/1/23	435,000	445,486
4.00%, due 10/1/25	470,000	489,747
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	262,150
5.00%, due 5/1/25	255,000	273,518
		16,326,645
West Virginia 0.2%
City of Fairmont WV, Waterworks, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/1/23	300,000	303,076
Series A, Insured: BAM
3.00%, due 7/1/24	500,000	508,703
City of Wheeling WV, Waterworks & Sewerage System, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/28	300,000	329,339
Morgantown Utility Board, Inc., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 12/1/22	225,000	226,102
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds
Series A
5.00%, due 9/1/22	595,000	596,793
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/25	425,000	450,733
		2,414,746
Wisconsin 0.5%
City of Kaukauna WI, Electric System, Revenue Bonds
Insured: AGM
3.00%, due 12/15/24	5,000	5,112
City of Racine WI, Waterworks System, Revenue Bonds
Insured: BAM
5.00%, due 9/1/27	300,000	343,248
Public Finance Authority, United Methodist Retirement Homes, Inc., Revenue Bonds
Series A
4.00%, due 10/1/25	290,000	296,913

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, United Methodist Retirement Homes, Inc., Revenue Bonds
Series A
4.00%, due 10/1/26	$ 305,000	$ 312,396
Series A
4.00%, due 10/1/27	195,000	198,964
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	530,308
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/23	295,000	296,683
Insured: AGM
3.00%, due 3/1/24	300,000	303,576
Insured: AGM
3.00%, due 3/1/25	310,000	315,130
Village of Mount Pleasant, Revenue Bonds
Series A, Insured: BAM
3.00%, due 3/1/27	6,000,000	6,089,604
		8,691,934
Total Long-Term Municipal Bonds (Cost $1,300,432,098)		1,281,674,015
Short-Term Municipal Notes 16.9%
Alabama 1.4%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
1.68%, due 10/1/52 (g)	20,000,000	19,049,976
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series C
1.98%, due 4/1/49 (g)	3,000,000	2,974,774
		22,024,750
Arizona 0.6%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
1.58%, due 1/1/46 (g)	10,000,000	9,893,241
California 1.5%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.85%, due 1/1/50 (b)(c)(g)	17,450,000	17,277,430
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
0.70%, due 12/1/44 (b)(g)	6,500,000	6,348,620
		23,626,050
District of Columbia 0.3%
District of Columbia Housing Finance Agency, Cascade Park Apartments II Project, Revenue Bonds
0.70%, due 8/1/42 (g)	4,500,000	4,309,174

	Principal Amount	Value
Short-Term Municipal Notes
Georgia 0.5%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
1.80%, due 9/1/29 (g)	$ 2,800,000	$ 2,541,958
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds
2.15%, due 10/1/32 (g)	1,000,000	987,647
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
2.925%, due 11/1/53 (g)	2,000,000	2,004,135
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
2.25%, due 10/1/32 (g)	2,800,000	2,787,506
		8,321,246
Illinois 0.1%
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
2.03%, due 5/1/42 (g)	1,125,000	1,086,324
Indiana 0.2%
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series B
0.95%, due 12/1/38 (b)(g)	2,265,000	2,012,047
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
1.63%, due 3/1/39 (g)	1,925,000	1,872,621
		3,884,668
Kansas 0.6%
City of Wichita KS, Wichita Senior Housing, Revenue Bonds
Series IV, Insured: FHA 221(D4)
0.51%, due 11/1/25 (g)	10,300,000	9,768,190
Louisiana 0.4%
Parish of St. John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (g)
2.125%, due 6/1/37	925,000	916,157
Series B-2
2.375%, due 6/1/37	6,525,000	6,258,578
		7,174,735
Michigan 0.8%
City of Detroit MI, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
2.094%, due 7/1/32 (g)	13,500,000	13,273,384
Montana 0.4%
Montana Facility Finance Authority, Billings Clinic Obligated Group, Revenue Bonds
1.88%, due 8/15/37 (g)	5,870,000	5,870,393

	Principal Amount	Value
Short-Term Municipal Notes
Nebraska 0.4%
County of Douglas NE, Creighton University, Revenue Bonds
Series B
1.86%, due 7/1/35 (g)	$ 6,445,000	$ 6,456,394
New Jersey 0.4%
New Jersey Turnpike Authority, Revenue Bonds (g)
Series C-4
1.899%, due 1/1/24	3,200,000	3,237,005
Series D-1
1.899%, due 1/1/24	2,600,000	2,632,206
		5,869,211
New York 1.9%
Metropolitan Transportation Authority, Revenue Bonds (g)
Series D-2A-1, Insured: AGM
1.575%, due 11/1/32	11,250,000	11,083,238
Series D-2A-2, Insured: AGM
1.825%, due 11/1/32	10,875,000	10,550,412
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series F2, Insured: FHA 542(C)
0.60%, due 5/1/61 (g)	5,000,000	4,702,239
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-4A
1.405%, due 1/1/32 (g)	4,455,000	4,367,879
		30,703,768
Ohio 1.4%
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (g)
2.10%, due 10/1/28 (b)	10,000,000	9,789,349
2.40%, due 12/1/38	5,710,000	5,333,717
2.50%, due 11/1/42 (b)	2,500,000	2,329,812
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
1.56%, due 12/1/42 (g)	5,500,000	5,385,629
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
1.73%, due 1/1/52 (g)	120,000	119,888
		22,958,395
Pennsylvania 1.7%
County of Allegheny PA, Unlimited General Obligation
Series C-59B, Insured: AGM
1.412%, due 11/1/26 (g)	815,000	816,739
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
1.91%, due 11/1/37 (g)	13,110,000	13,089,242
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp., Revenue Bonds
Series B
1.80%, due 2/15/27 (g)	330,000	329,926

	Principal Amount	Value
Short-Term Municipal Notes
Pennsylvania
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Revenue Bonds
Series A
1.73%, due 6/1/41 (b)(g)	$ 9,000,000	$ 8,757,914
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
2.126%, due 7/1/27 (g)	2,230,000	2,190,717
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
1.69%, due 2/15/24 (g)	2,000,000	2,005,442
		27,189,980
Rhode Island 0.3%
Rhode Island Health and Educational Building Corp., Bryant University, Revenue Bonds
1.50%, due 6/1/44 (g)	5,660,000	5,304,620
South Carolina 0.1%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B
2.008%, due 10/1/48 (g)	2,180,000	2,151,914
Texas 2.1%
Capital Area Housing Finance Corp., Grand Avenue Flats Ltd., Revenue Bonds
0.29%, due 8/1/39 (g)	13,000,000	12,341,172
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Revenue Bonds
Series A
1.849%, due 11/15/46 (g)	4,000,000	4,014,773
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
1.897%, due 9/15/27 (g)	18,000,000	17,424,351
		33,780,296
Washington 1.8%
County of King WA, Sewer, Revenue Bonds, Junior Lien
Series A
1.56%, due 1/1/40 (g)	20,000,000	19,602,390
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Revenue Bonds
2.38%, due 1/1/42 (g)	9,000,000	9,013,632
		28,616,022
Total Short-Term Municipal Notes (Cost $278,128,349)		272,262,755
Total Municipal Bonds (Cost $1,578,560,447)		1,553,936,770

	Principal Amount	Value
Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.2%
Yale University
Series 2020
0.873%, due 4/15/25	$ 3,000,000	$ 2,834,828
Entertainment 0.1%
Smithsonian Institution
0.895%, due 9/1/22	825,000	823,421
0.974%, due 9/1/23	800,000	780,394
		1,603,815
Healthcare-Services 0.0% ‡
Baptist Health Obligated Group
2.579%, due 12/1/22	350,000	347,471
Total Corporate Bonds (Cost $4,799,429)		4,786,114
Total Long-Term Bonds (Cost $4,799,429)		4,786,114
Total Investments (Cost $1,583,359,876)	96.6%	1,558,722,884
Other Assets, Less Liabilities	3.4	55,035,847
Net Assets	100.0%	$ 1,613,758,731

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(e)	Delayed delivery security.
(f)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts

FHA—Federal Housing Administration
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,281,674,015	$ —	$ 1,281,674,015
Short-Term Municipal Notes	—	272,262,755	—	272,262,755
Total Municipal Bonds	—	1,553,936,770	—	1,553,936,770
Long-Term Bonds
Corporate Bonds	—	4,786,114	—	4,786,114
Total Corporate Bonds	—	4,786,114	—	4,786,114
Total Investments in Securities	$ —	$ 1,558,722,884	$ —	$ 1,558,722,884

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments July 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2022, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of July 31, 2022, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.